Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.91%(a)
Alabama–2.16%
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	$16,000	$16,057,141
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	15,265	15,648,722
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	504,237
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,309,576
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(c)	4.00%	11/01/2045	2,340	2,005,665
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(b)	5.00%	06/01/2054	31,660	29,761,356
Series 2024, RB(b)	4.75%	12/01/2054	44,185	39,924,024
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(d)	4.00%	12/01/2031	15,835	15,492,801
Series 2024 A, RB	5.00%	11/01/2035	20,000	20,645,352
Series 2025 A, RB(d)	5.00%	06/01/2035	13,400	13,522,405
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	45,365	44,695,463
				199,566,742
Alaska–0.11%
Anchorage (City of), AK Municipality; Series 2024 A, RB (INS - AGI)(b)(e)	4.38%	02/01/2065	12,500	10,602,580
Arizona–2.04%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	5,956	5,635,159
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(c)	5.50%	07/01/2038	1,165	1,171,707
Series 2018 B, RB(c)	5.63%	07/01/2048	2,250	2,238,888
Series 2018 B, RB(c)	5.75%	07/01/2053	3,500	3,455,920
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(c)	5.13%	08/01/2038	2,515	2,394,903
Series 2018 A, RB(c)	5.25%	08/01/2048	3,945	3,511,396
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(c)	5.50%	07/01/2037	580	568,733
Series 2017, Ref. RB(c)	5.75%	07/01/2047	680	644,319
Series 2017, Ref. RB(c)	5.88%	07/01/2052	645	609,586
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(c)	5.00%	07/01/2054	3,000	2,614,206
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(c)	5.25%	12/15/2038	1,415	1,420,395
Series 2018 A, RB(c)	5.50%	12/15/2048	2,260	2,235,185
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	384,336
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB	6.38%	01/01/2028	375	357,423
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,207,375
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(c)	6.00%	01/01/2048	11,475	8,934,810
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(c)	6.00%	07/01/2043	1,885	1,824,504
Series 2023, RB(c)	6.25%	07/01/2053	1,900	1,812,732
Series 2023, RB(c)	6.38%	07/01/2058	2,500	2,403,993
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	817,646
Merrill Ranch Community Facilities District No. 2 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	382	381,988
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	959,732
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,425	1,388,853
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (The) (Freedom Academy, Inc.); Series 2016, RB(c)	5.50%	07/01/2046	$4,135	$3,887,820
Phoenix (City of), AZ Industrial Development Authority (The) (Gourmet Boutique West LLC); Series 2007 B, IDR (Acquired 03/01/2007-03/20/2019; Cost $2,100,000)(b)(f)	5.88%	11/01/2037	2,260	1,958,224
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(c)	9.50%	04/01/2052	7,900	6,750,023
Phoenix (City of), AZ Industrial Development Authority (The) (Vista College Preparatory); Series 2018 A, RB (CEP - Ohio School District)	5.00%	07/01/2048	835	832,571
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.50%	09/01/2046	2,400	2,161,229
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(c)	6.00%	07/01/2035	1,025	1,025,386
Series 2015, RB(c)	6.13%	07/01/2045	3,310	3,309,652
Series 2019, RB	5.13%	07/01/2039	650	605,014
Series 2019, RB	5.25%	07/01/2049	810	718,305
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(c)	5.63%	06/15/2045	2,250	2,244,017
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,085	2,085,006
Pima (County of), AZ Industrial Development Authority (The) (Baren Academy Project Refunding); Series 2021, RB(c)	5.00%	07/01/2056	4,360	3,408,577
Pima (County of), AZ Industrial Development Authority (The) (LA Posada at Pusch Ridge);
Series 2022, RB(c)	6.88%	11/15/2052	7,500	7,814,478
Series 2022, RB(c)	7.00%	11/15/2057	3,975	4,159,099
Pima (County of), AZ Industrial Development Authority (The) (Milestones Charter School Refunding); Series 2017 A, Ref. RB(c)	6.50%	11/01/2047	5,530	5,244,881
Pima (County of), AZ Industrial Development Authority (The) (P.L.C. Charter Schools);
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $3,320,842)(c)(f)	6.00%	12/01/2036	3,315	3,325,892
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $6,310,000)(c)(f)	6.00%	12/01/2046	6,310	6,162,466
Pinal (County of), AZ Industrial Development Authority (Green Bonds);
Series 2021 B, RB(b)(g)	5.50%	10/01/2033	5,853	5,957,633
Series 2021 C, RB(b)(c)	5.50%	10/01/2033	22,616	23,020,304
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	100	100,035
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(c)	5.60%	07/01/2031	151	148,690
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2023, RB(c)	5.50%	06/15/2047	11,245	11,134,961
Series 2023, RB(c)	5.75%	06/15/2053	5,000	5,010,483
Series 2023, RB(c)	5.75%	06/15/2058	15,000	14,992,074
Series 2024, RB(c)	5.00%	06/15/2044	1,330	1,266,779
Series 2024, RB(c)	5.00%	06/15/2054	4,735	4,302,801
Series 2024, RB(c)	5.00%	06/15/2059	715	639,807
Series 2024, RB(c)	5.00%	06/15/2064	15,525	13,692,021
Southside Community Facilities District No. 1; Series 2008, RB(h)	7.25%	07/01/2032	794	732,746
Tempe (City of), AZ Industrial Development Authority (Accel); Series 2022 A, RB(c)	6.50%	08/01/2048	3,640	3,697,089
				188,361,852
Arkansas–0.37%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(b)(c)	4.75%	09/01/2049	25,135	24,631,526
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	4,977,301
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(h)	6.25%	02/01/2038	4,220	4,220,000
				33,828,827
California–10.29%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	105	105,197
California (State of);
Series 2022, GO Bonds(i)	5.00%	09/01/2052	23,300	24,072,223
Series 2025, GO Bonds(i)	5.00%	03/01/2055	20,000	20,807,274
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(j)	0.00%	06/01/2050	$520,920	$114,300,527
Series 2006 B, RB(j)	0.00%	06/01/2050	107,400	18,957,335
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	16,345	16,468,688
Series 2006 C, RB(j)	0.00%	06/01/2055	212,950	20,423,502
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,005,993
Series 2006 A, RB(j)	0.00%	06/01/2046	127,310	33,366,296
Series 2006 B, RB(j)	0.00%	06/01/2046	33,920	8,588,147
Series 2006 C, RB(j)	0.00%	06/01/2055	215,100	23,560,656
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	15,195	2,765,493
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,770	1,772,001
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	52	52,096
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(c)(d)	9.50%	01/01/2035	64,355	62,377,480
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	11,095	10,608,046
California (State of) Municipal Finance Authority (Westside Neighborhood School); Series 2024, RB(c)	6.38%	06/15/2064	2,250	2,349,210
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(b)(c)(f)(k)	7.50%	07/01/2032	6,075	61
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(b)(c)(f)(k)	8.00%	07/01/2039	14,995	150
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(b)(c)(f)(k)	7.50%	07/01/2032	2,650	27
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(b)(c)	5.00%	11/21/2045	16,050	15,201,122
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(c)	10.00%	05/15/2028	3,000	3,728,227
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(c)(d)(l)	6.50%	07/01/2027	2,515	2,684,304
Series 2017, RB(c)	6.50%	07/01/2050	1,865	1,874,452
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(c)	5.25%	07/01/2051	5,945	5,726,636
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.00%	05/01/2027	175	175,347
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.75%	05/01/2037	900	902,203
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.88%	05/01/2047	1,230	1,202,019
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(c)	5.13%	06/01/2047	595	551,956
Series 2017 A, RB(c)	5.25%	06/01/2052	665	612,127
California (State of) Statewide Communities Development Authority; Series 2025, RB	3.54%	02/20/2041	19,250	17,158,653
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(c)	5.25%	07/01/2052	1,450	1,366,212
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	6,860	6,860,831
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	2,275	2,322,653
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,061,851
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	3,285	3,292,799
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(j)	0.00%	08/01/2042	7,780	3,586,589
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	186,500	20,086,367
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	770	771,844
Los Angeles (City of), CA Department of Airports;
Series 2020 C, RB(b)	4.00%	05/15/2050	10,500	8,998,967
Series 2022 A, RB(b)	4.00%	05/15/2049	18,575	16,032,278
Series 2022, RB(b)(i)	5.00%	05/15/2047	25,205	24,918,338
Series 2022, RB(b)(i)	5.00%	05/15/2048	30,000	29,472,231
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022, RB(b)	4.00%	05/15/2047	10,250	8,922,267
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Morongo Band of Mission Indians (The); Series 2018 A, RB(c)	5.00%	10/01/2042	$4,500	$4,489,483
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,269
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	6,415	6,302,135
San Diego (City of), CA;
Series 2025, RB(b)(i)(m)	5.00%	07/01/2048	5,000	4,992,240
Series 2025, RB(b)(i)(m)	5.00%	07/01/2053	15,000	14,820,072
Series 2025, RB(b)(i)(m)	5.25%	07/01/2058	20,000	20,350,244
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(b)	4.00%	07/01/2046	8,040	7,037,595
Series 2021 B, RB(b)	4.00%	07/01/2051	6,960	5,821,868
Series 2021 B, RB (INS - AGI)(b)(e)	4.00%	07/01/2051	16,750	14,095,715
Series 2021 B, RB(b)	5.00%	07/01/2056	5,180	5,088,814
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(b)	5.00%	05/01/2044	10,020	9,982,892
Series 2019 E, RB(b)	4.00%	05/01/2050	13,845	11,762,128
Series 2025, RB(b)(i)(m)	5.00%	05/01/2049	90,485	89,297,638
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2025, RB(b)(i)(m)	5.50%	05/01/2055	15,000	15,575,922
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	60,785	33,024,940
Series 2007 A, RB(j)	0.00%	06/01/2047	58,990	13,841,933
Series 2007 B, RB(j)	0.00%	06/01/2047	13,505	3,168,932
Series 2007 C, RB(j)	0.00%	06/01/2056	61,600	5,993,249
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGI)(e)(j)	0.00%	08/01/2037	6,245	3,890,127
Series 2011 D, GO Bonds (INS - AGI)(e)(j)	0.00%	08/01/2038	12,115	7,128,231
Series 2011 D, GO Bonds (INS - AGI)(e)(j)	0.00%	08/01/2041	14,735	7,320,541
Series 2011 D, GO Bonds (INS - AGI)(e)(j)	0.00%	08/01/2043	17,145	7,657,684
Sweetwater Union High School District; Series 2022, GO Bonds(i)	5.00%	08/01/2052	47,500	49,053,402
Tustin Unified School District (Eleccton of 2024);
Series 2025, GO Bonds	4.00%	08/01/2048	3,255	2,970,693
Series 2025, GO Bonds	4.00%	08/01/2050	3,865	3,495,384
Series 2025, GO Bonds	4.00%	08/01/2052	3,945	3,541,792
Series 2025, GO Bonds	4.00%	08/01/2055	5,795	5,179,513
University of California; Series 2022 BK, RB(i)(m)	5.00%	05/15/2052	40,000	40,969,048
				950,988,159
Colorado–9.52%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,235	2,076,482
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,214,661
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,897,059
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	857,770
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	464,169
Arista Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2039	10,000	10,120,881
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	868,222
Aurora Crossroads Metropolitan District No. 2;
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,503,907
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,675,644
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	22,904,200
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,193	3,103,593
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,188	2,126,734
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	500,572
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,100,013
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,683,145
Baseline Metropolitan District No. 1; Series 2024 B, GO Bonds	6.75%	12/15/2054	2,750	2,745,619
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Bella Mesa Metropolitan District;
Series 2020 A, GO Bonds(c)(g)	6.75%	12/01/2049	$3,785	$3,743,047
Series 2024 B, GO Bonds(c)	8.00%	12/15/2054	2,774	2,794,813
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	461	460,609
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	757	762,087
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,297,376
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,105	1,107,020
Canyon Pines Metropolitan District; Series 2024, GO Bonds(c)	8.25%	12/01/2053	4,218	4,084,937
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	13,048,220
Canyons Metropolitan District No. 5; Series 2024 B, Ref. GO Bonds	6.50%	12/15/2054	1,500	1,491,808
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,679,626
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2022, RB	6.50%	12/01/2053	6,850	7,093,678
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,077,744
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,953	3,845,946
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	583,225
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,117,707
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,496	1,498,384
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	3,336	3,132,014
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(c)	5.75%	04/01/2059	2,250	2,209,186
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	2,250	1,723,631
Series 2021 A, RB	5.00%	05/15/2049	3,000	2,172,809
Series 2021 A, RB	5.00%	05/15/2058	10,000	6,850,762
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	7,605	6,544,102
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	130	130,212
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	455	456,124
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	15,003,687
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(c)	7.50%	12/15/2050	3,490	3,497,100
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(h)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	568	568,233
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.13%	12/15/2054	1,800	1,732,291
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(c)	7.25%	12/01/2052	3,600	3,620,925
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(j)	0.00%	12/01/2031	65,565	40,158,831
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.25%	12/01/2048	7,410	7,444,919
Series 2021 A, RB	4.00%	08/01/2051	28,990	24,547,271
Series 2022 A, RB(b)(i)	5.00%	11/15/2047	15,000	14,886,824
Series 2022 A, RB(b)	4.13%	11/15/2053	7,000	5,980,589
Series 2022 D, Ref. RB(b)(i)	5.75%	11/15/2045	10,000	10,592,498
Series 2022, RB(b)(i)	5.00%	11/15/2053	41,500	40,877,060
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	46,185	46,154,319
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	6.00%	12/01/2055	4,800	5,091,066
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,330	1,309,645
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,023,638
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,286	2,292,565
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	20,032,484
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	841,202
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(c)	8.00%	12/15/2051	1,910	1,913,605
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(c)	5.75%	12/01/2046	2,700	2,714,757
Elora Metropolitan District; Series 2025, GO Bonds	8.25%	12/15/2055	1,938	1,943,131
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,997,632
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,358,173
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	7,008,669
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(c)	6.00%	12/01/2049	2,965	2,872,766
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	$933	$936,879
Series 2023 B, GO Bonds(c)	9.00%	12/15/2047	980	988,596
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(g)	6.13%	12/01/2050	3,075	2,698,615
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(c)	4.75%	12/01/2051	3,000	2,236,917
Green Gables Metropolitan District No. 2; Series 2023 B, GO Notes(c)	8.25%	12/15/2053	2,983	3,032,663
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,301,987
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(c)	7.75%	12/15/2050	515	515,447
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,304,185
HM Metropolitan District No. 2; Series 2021, GO Bonds(g)	5.75%	12/01/2051	24,038	19,019,257
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,306,765
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	4,951	4,907,516
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,238,474
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	9,892,726
Series 2024 C, GO Bonds	8.50%	12/16/2053	7,510	7,528,457
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,044,858
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,020,233
Jones District Community Authority Board; Series 2020 A, RB(g)	5.75%	12/01/2050	6,800	6,123,465
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,495,381
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,865,747
Lambertson Farms Metropolitan District No. 1; Series 2024 B, Ref. RB(c)	6.25%	12/20/2054	2,100	2,074,477
Lanterns Metropolitan District No. 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	3,500	3,582,291
Series 2023 A-2, GO Bonds(g)	8.00%	12/01/2053	3,645	2,862,263
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,204,318
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(c)	7.00%	11/01/2052	7,000	7,083,695
Series 2022 A, GO Bonds(c)	7.38%	11/01/2052	10,830	11,197,462
Series 2022 B, GO Bonds(c)	9.25%	12/01/2052	9,189	9,280,227
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	604,637
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,787,860
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,227,569
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	542,180
Series 2024 B, GO Bonds	6.25%	12/15/2044	536	532,204
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	699,253
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	609,325
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	709	717,730
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	8,310	8,528,388
Series 2022 A-2, Ref. GO Bonds(g)	7.00%	12/01/2051	11,285	9,674,488
Millers Landing Business Improvement District;
Series 2018 A, RB(c)	6.00%	12/01/2048	7,715	7,069,020
Series 2018 B, RB(c)	8.00%	12/01/2048	2,175	1,992,039
Mineral Business Improvement District; Series 2024 B, GO Bonds(c)	8.50%	12/15/2054	520	523,827
Mirabelle Metropolitan District No. 2; Series 2025 B, Ref. GO Bonds	6.13%	12/15/2049	3,100	2,983,866
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,409,325
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	977	917,217
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	976	883,097
Muegge Farms Metropolitan District No. 4;
Series 2025 A, GO Bonds	6.25%	12/01/2054	5,625	5,386,214
Series 2025 B, GO Bonds	8.38%	12/15/2054	842	847,883
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,519,237
Series 2022, RB	7.00%	12/01/2034	5,000	5,085,216
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	$4,205	$3,668,982
Murphy Creek Metropolitan District No. 2;
Series 2024 A, GO Bonds(c)	6.00%	12/01/2054	4,500	4,152,350
Series 2024 B, GO Bonds(c)	8.00%	12/15/2054	2,670	2,685,949
MW Retail Business Improvement District; Series 2024, RB(c)	6.00%	12/01/2054	2,390	2,240,594
Newlin Crossing Metropolitan District;
Series 2024 A, GO Bonds(c)	5.38%	12/01/2054	1,145	1,066,299
Series 2024 B, GO Bonds(c)	7.75%	12/15/2054	604	607,317
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,176,767
Palisade Metropolitan District No. 2;
Series 2024 C, RB(c)	8.00%	12/15/2037	1,500	1,518,060
Series 2024, Ref. RB(c)(g)	5.88%	12/15/2054	1,950	1,790,349
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,230	2,255,946
Parterre Metropolitan District No. 5;
Series 2025 A, GO Bonds	5.88%	12/01/2045	1,700	1,738,321
Series 2025 A, GO Bonds	6.13%	12/01/2055	2,500	2,570,158
Series 2025, GO Bonds	8.38%	12/15/2055	1,479	1,478,020
Penrith Park Metropolitan District; Series 2024 C, RB	6.25%	12/15/2054	1,058	1,060,062
Pinery Commercial Metropolitan District No. 2; Series 2025, RB	5.75%	12/01/2054	1,750	1,685,666
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,054,391
Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(c)	6.50%	08/01/2053	6,865	6,853,321
Prairie Center Metropolitan District No. 3;
Series 2024 A, Ref. GO Bonds	5.88%	12/15/2046	2,125	2,187,435
Series 2024 B, GO Bonds	5.88%	12/15/2046	1,000	1,029,381
Prairie Farm Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,270,453
PV-ERU Holding Trust; Series 2019, RB(h)(j)	0.00%	02/14/2039	12,585	1,146,241
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(j)	0.00%	12/01/2032	9,500	5,551,811
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	1,933,733
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	570,417
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,337	2,290,056
Series 2024 B, GO Bonds	9.00%	12/15/2053	676	680,282
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	891,207
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.38%	12/01/2054	2,000	1,973,095
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,255,726
Series 2022 B, RB	7.75%	12/15/2052	5,000	5,023,854
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(c)	5.00%	12/01/2051	2,500	2,264,663
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	20,350	20,556,050
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	21,704,265
Sabell Metropolitan District; Series 2020 B-3, GO Bonds(c)	8.25%	12/15/2050	605	606,802
Santa Fe Park Authority;
Series 2023 A, RB	7.25%	12/01/2053	7,150	6,597,301
Series 2023 B, RB	9.25%	12/15/2053	891	834,666
Second Creek Farm Metropolitan District No. 3;
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,697,676
Series 2021 C, GO Bonds(c)	7.63%	12/15/2052	8,288	7,782,778
Second Creek Farm Metropolitan District No. 4; Series 2024 A, Ref. GO Bonds	6.75%	12/01/2054	1,366	1,278,598
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	600,123
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,622,263
Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,195,381
Sky Ranch Community Authority Board;
Series 2022 A, RB	5.75%	12/01/2052	5,000	4,585,280
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,400,636
Series 2024 B, GO Bonds	6.50%	12/15/2054	557	554,677
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,570,819
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	$1,000	$812,547
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,859,273
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	781,330
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(c)	9.50%	12/15/2045	360	362,392
Spring Valley Metropolitan District No. 3; Series 2025 B, Ref. GO Bonds	6.25%	12/15/2054	1,080	1,058,462
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,483,020
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,781,876
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	1,002,289
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(c)(g)	6.75%	09/20/2054	3,500	2,343,545
Series 2024 B, GO Bonds(c)	8.75%	09/20/2054	2,100	2,112,233
STC Metropolitan District No. 2 (Green Bonds); Series 2025, Ref. GO Bonds(c)	8.00%	12/15/2055	5,000	5,045,210
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	501	502,344
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	28,135,401
Series 2023, RB	8.38%	12/15/2054	7,500	7,544,502
Series 2024 A, Ref. RB(c)	5.75%	12/01/2054	2,700	2,615,208
Series 2024 A, Ref. RB	6.50%	12/01/2054	935	947,672
Series 2024 B, Ref. RB(c)	8.25%	12/15/2054	1,475	1,485,227
Series 2024 B, Ref. RB	8.75%	12/15/2054	920	926,168
Series 2024, RB	5.63%	12/01/2043	1,405	1,405,635
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,183,128
Tailholt Metropolitan District No. 3;
Series 2024 A-1, Ref. GO Bonds	5.50%	12/01/2054	6,000	5,458,616
Series 2024 A-2, Ref. GO Bonds(g)	6.25%	12/01/2054	5,920	4,253,454
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,529,219
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,686,825
Timberleaf Metropolitan District; Series 2025 B, GO Bonds	7.88%	12/15/2055	1,000	999,954
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	5,683,837
Trailside Metropolitan District No. 4; Series 2024 B, GO Bonds	7.00%	12/15/2051	1,780	1,791,818
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(g)	5.50%	12/01/2051	3,000	2,317,529
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,572	1,518,564
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	508,336
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,030,760
Vail Home Partners Corp.;
Series 2025, RB(c)	5.75%	10/01/2045	415	418,271
Series 2025, RB(c)	5.88%	10/01/2055	1,375	1,386,266
Series 2025, RB(c)	6.00%	10/01/2064	1,935	1,954,350
Verve Metropolitan District No. 1;
Series 2021, Ref. GO Bonds	5.00%	12/01/2051	3,000	2,520,083
Series 2024 A, GO Bonds(g)	7.00%	12/01/2054	7,500	5,328,334
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(c)	5.63%	12/01/2048	1,348	1,310,660
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	989,942
Weems Neighborhood Metropolitan District;
Series 2025 A, GO Bonds	5.88%	12/01/2055	1,500	1,502,990
Series 2025, GO Bonds	7.88%	12/15/2055	1,149	1,151,754
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,664,498
Series 2023, GO Bonds	8.00%	12/15/2035	3,380	3,401,345
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	755,306
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(c)	6.50%	10/15/2054	645	640,830
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,872,149
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,709	1,642,068
				879,401,535
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.07%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(c)	12.00%	09/01/2030	$3,250	$3,326,589
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(k)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(k)	6.05%	07/01/2031	13,420	3,086,601
				6,469,590
District of Columbia–2.28%
District of Columbia; Series 2025, Ref. RB	5.75%	10/01/2055	6,875	7,038,962
District of Columbia (Union Market); Series 2024, RB(c)(g)	6.60%	06/01/2049	4,250	2,454,625
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	23,240	23,980,545
Series 2006 C, RB(j)	0.00%	06/15/2055	900,680	88,900,809
Series 2006 D, RB(j)	0.00%	06/15/2055	555,000	48,805,812
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(b)	4.00%	10/01/2035	11,530	11,345,794
Series 2019 B, Ref. RB	4.00%	10/01/2049	11,000	9,357,367
Series 2021 A, Ref. RB(b)	4.00%	10/01/2051	15,800	13,284,396
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	5,000	5,121,891
				210,290,201
Florida–11.67%
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	715	668,570
Series 2016, RB	6.00%	05/01/2047	1,705	1,713,403
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,290	2,303,161
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,315	1,315,605
Avenir Community Development District (Assessment Area No. 3 - Master Infrastructure);
Series 2023, RB	5.38%	05/01/2043	2,610	2,579,719
Series 2023, RB	5.63%	05/01/2054	3,230	3,213,282
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2053	1,500	1,397,708
Series 2024, RB(c)	5.25%	05/01/2055	1,000	942,180
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,510,851
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	8,205	8,056,744
Series 2019 A, RB	5.00%	09/01/2049	8,605	8,611,204
Series 2019 A, RB(b)	4.00%	10/01/2049	8,000	6,815,310
Series 2019 B, RB(b)	4.00%	09/01/2044	5,000	4,385,413
Series 2019 B, RB(b)	4.00%	09/01/2049	10,000	8,455,249
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	20,000	17,044,210
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	800	800,052
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(c)	7.25%	01/01/2055	10,000	10,013,081
Series 2025 A, RB(c)	7.13%	01/01/2065	10,500	10,152,442
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(c)	5.00%	06/15/2064	4,790	4,191,239
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	2,360	2,126,254
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,760	2,192,104
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(c)	5.63%	08/01/2037	1,025	930,414
Series 2017, RB(c)	5.88%	08/01/2052	3,925	3,192,803
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(c)	5.38%	06/15/2038	850	818,898
Series 2018 A, RB(c)	5.38%	06/15/2048	1,590	1,442,460
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(c)	5.00%	12/15/2055	6,800	5,808,031
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB (Acquired 04/25/2019; Cost $3,735,000)(c)(f)	5.75%	06/01/2054	3,735	3,090,360
Series 2019 B, RB (Acquired 04/25/2019; Cost $235,000)(c)(f)	6.00%	06/01/2028	235	229,712
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(c)	5.25%	12/01/2058	10,005	9,444,289
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(c)	5.00%	10/15/2047	$1,100	$1,020,868
Series 2017 A, RB(c)	5.00%	10/15/2052	755	681,845
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(c)	5.25%	06/01/2064	5,000	4,441,801
Capital Trust Authority (Central Florida Preparatory School Project);
Series 2024, RB(c)	8.50%	06/15/2035	470	473,092
Series 2024, RB(c)	6.63%	06/15/2054	14,795	14,555,459
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(c)	7.00%	07/01/2030	665	655,705
Series 2024, RB(c)	5.25%	07/01/2059	5,130	4,524,746
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(c)	5.25%	07/01/2050	2,000	1,905,416
Series 2025, RB(c)	5.38%	07/01/2065	5,095	4,771,556
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(c)	6.50%	12/15/2053	2,535	2,446,836
Series 2023, RB(c)	6.50%	12/15/2058	3,100	2,968,441
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	4,170	3,748,159
Series 2024, RB	5.13%	12/15/2059	3,925	3,476,756
Capital Trust Authority (St.Johns Classical Academy, Inc.);
Series 2025, Ref. RB(c)	5.13%	06/15/2050	410	375,116
Series 2025, Ref. RB(c)	5.25%	06/15/2059	1,000	912,722
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	768,674
Series 2015, RB	5.75%	11/01/2047	1,855	1,862,704
Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,490	2,515,301
Chapel Creek Community Development District; Series 2006 A, RB(h)(k)	5.50%	05/01/2038	4,185	2,803,950
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(f)(h)(k)	5.50%	05/01/2037	13,074	5,883,326
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	2,015	2,014,808
Series 2025, RB	6.00%	05/01/2055	2,200	2,193,022
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(c)	5.00%	12/01/2037	1,150	1,113,449
Series 2017 A, RB(c)	5.00%	12/01/2047	1,875	1,683,749
Creekside Community Development District; Series 2006, RB(h)(k)	5.20%	05/01/2038	1,533	766,322
Creekview Community Development District (Phase 2); Series 2024, RB	5.63%	05/01/2055	3,500	3,289,529
CrossCreek Community Development District; Series 2016 A, RB	5.60%	05/01/2037	65	65,078
Crosswinds East Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	983,240
Series 2024, RB	5.75%	05/01/2054	1,230	1,199,285
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(d)	12.00%	07/15/2028	38,125	39,588,192
Series 2024, Ref. RB(b)	5.00%	07/01/2041	18,710	17,191,225
Series 2024, Ref. RB (INS - AGI)(b)(e)	5.00%	07/01/2044	25,500	24,976,373
Series 2024, Ref. RB(b)	5.25%	07/01/2047	81,645	75,076,799
Series 2024, Ref. RB (INS - AGI)(b)(e)	5.25%	07/01/2053	29,285	28,817,163
Series 2024, Ref. RB(b)	5.50%	07/01/2053	2,245	2,110,613
Series 2025, RB(b)(c)(d)	8.25%	08/13/2025	31,600	32,176,741
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(b)(c)(d)	10.00%	07/15/2028	27,400	27,989,566
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(c)	6.00%	08/15/2057	3,250	2,985,263
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(c)	5.00%	07/15/2046	6,045	5,463,759
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(b)(c)(d)	4.38%	10/01/2031	8,000	7,968,560
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	293,108
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	894,099
Gas Worx Community Development District; Series 2025, RB(c)	6.00%	05/01/2057	2,250	2,217,332
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(f)(k)	7.00%	03/01/2030	4,209	1,683,684
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(f)(j)	0.00%	03/01/2030	2,393	95,717
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	4.00%	10/01/2052	$25,100	$21,023,624
Series 2019 A, RB(b)	4.00%	10/01/2044	13,180	11,783,787
Series 2019 A, RB(b)	4.00%	10/01/2049	16,490	14,089,209
Series 2022 A, RB(b)	5.00%	10/01/2046	14,985	14,925,595
Hamilton Bluff Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	969,684
Series 2024, RB	5.80%	05/01/2054	1,000	957,950
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	230	230,122
Hillsborough (County of), FL; Series 2025, RB(i)	5.25%	11/15/2049	21,985	22,754,134
Hillsborough (County of), FL Aviation Authority; Series 2022, RB(b)(i)	5.00%	10/01/2047	10,000	9,911,127
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2022 A, RB(b)	4.00%	10/01/2052	14,800	12,396,400
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.60%	05/01/2044	1,900	1,896,635
Hyde Park Community Development District No. 1;
Series 2024 A, RB	5.35%	05/01/2044	420	401,466
Series 2024 A, RB	5.63%	05/01/2055	685	648,316
Indigo Community Development District; Series 2005, RB(h)	5.75%	05/01/2036	2,775	2,359,106
JEA Water & Sewer System; Series 2025, RB(i)	5.25%	10/01/2055	20,000	20,739,602
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(c)	5.00%	01/15/2049	820	718,394
Series 2019, RB(c)	5.00%	01/15/2054	635	542,649
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	1,828,591
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB (Acquired 10/27/2017-01/11/2022; Cost $19,462,050)(c)(f)(k)	7.13%	01/01/2052	21,000	13,230,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(c)	5.50%	07/15/2048	1,685	1,561,596
Series 2018 A, RB(c)	5.75%	07/15/2053	1,830	1,727,411
Lakes of Sarasota Community Development District;
Series 2024 A, RB	5.30%	05/01/2044	425	403,812
Series 2024 A, RB	5.60%	05/01/2055	685	644,148
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	1,000	1,020,890
Series 2023, RB	6.38%	05/01/2054	1,320	1,353,595
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.50%	05/01/2055	765	721,945
Lee (County of), FL;
Series 2021 B, RB(b)	5.00%	10/01/2046	21,500	21,276,088
Series 2021 B, RB(b)	4.00%	10/01/2051	10,000	8,357,059
Series 2024, RB(b)	5.25%	10/01/2049	27,650	27,983,130
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(c)	5.38%	12/01/2032	1,000	777,124
Series 2017 A, RB(c)	5.63%	12/01/2037	3,380	2,540,126
Series 2017 A, RB(c)	5.75%	12/01/2052	18,210	12,879,937
Lee (County of), FL Industrial Development Authority (Preserve); Series 2017 A, RB(c)	5.00%	12/01/2027	325	265,646
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,065	2,066,415
Lowery Hills Community Development District (Assessment Area One); Series 2025, RB(c)	5.85%	05/01/2055	1,000	952,247
Madeira Community Development District (Assessment Area No.2 );
Series 2025, RB	5.50%	05/01/2045	1,000	954,540
Series 2025, RB	5.80%	05/01/2055	1,650	1,572,955
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	510	463,539
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	155	155,987
Miami Beach (City of), FL; Series 2025, RB(i)	5.25%	10/01/2054	17,000	17,512,212
Miami-Dade (County of), FL;
Series 2023 A, Ref. RB(b)	5.00%	10/01/2047	42,145	40,848,333
Series 2023, RB(i)	5.00%	07/01/2052	35,475	35,621,132
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2046	16,935	14,465,577
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2050	44,465	37,040,835
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	8,420	8,419,662
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Transit System;
Series 2018, RB	4.00%	07/01/2045	$11,000	$9,910,120
Series 2022, RB	5.00%	07/01/2048	8,035	8,114,240
Series 2022, RB(i)	5.00%	07/01/2050	14,210	14,291,061
Series 2022, RB(i)	5.00%	07/01/2051	30,980	31,131,034
Middleton Community Development District A; Series 2024, RB	4.75%	05/01/2055	2,600	2,378,327
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $7,970,000)(f)	6.90%	01/01/2038	7,970	7,660,737
Naturewalk Community Development District; Series 2007 A, RB(h)(k)	5.50%	05/01/2038	4,345	1,651,100
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	535	536,417
Series 2023, RB	6.00%	05/01/2054	800	802,386
Northridge Community Development District; Series 2025, RB(c)	6.00%	05/01/2055	2,335	2,302,121
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2025, Ref. RB	4.50%	10/01/2056	6,250	5,672,062
Series 2025, Ref. RB	5.25%	10/01/2056	10,030	10,080,189
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2051	4,775	1,166,232
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	4,570	940,752
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2055	10,000	9,500,440
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,148,604
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2023, Ref. RB	7.50%	05/15/2053	1,000	1,103,520
Series 2023, Ref. RB	7.63%	05/15/2058	2,500	2,766,002
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	6,870	6,956,122
Parrish Lakes Community Development District; Series 2024, RB	5.80%	05/01/2054	1,550	1,462,813
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020-02/06/2023; Cost $22,420,234)(b)(c)(f)(k)	5.88%	01/01/2033	22,370	12,974,600
Portofino Isles Community Development District (Portofino Court); Series 2005, RB (Acquired 12/18/2009-08/18/2010; Cost $6,215,170)(f)(k)	5.60%	05/01/2036	5,905	2,952,500
Ranches at Lake Mcleod Community Development District (Assessment Area Two); Series 2025, RB	5.65%	06/15/2055	1,000	955,073
Reunion East Community Development District;
Series 2002 A-2, RB(k)	7.38%	05/01/2033	1,425	14
Series 2005, RB(k)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	105	105,052
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,230,297
Series 2023, RB	6.38%	11/01/2053	1,400	1,433,705
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,488,615
Series 2023, RB	5.75%	05/01/2053	2,320	2,278,923
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	2,760	2,530,122
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	1,200	1,204,746
Series 2023, Ref. RB	5.70%	05/01/2054	1,255	1,256,417
South Bay Community Development District;
Series 2005 A, RB(k)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	4,975	4,975,394
Series 2005 A-2, Ref. RB(k)	6.60%	05/01/2036	3,800	1,900,000
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	485	485,252
Tolomato Community Development District; Series 2024, RB	5.13%	05/01/2054	885	809,618
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	8,490	8,494,567
Tradition Community Development District No. 9;
Series 2025, RB	5.40%	05/01/2045	715	683,860
Series 2025, RB	5.65%	05/01/2056	1,000	950,530
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2055	1,500	1,436,378
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	$1,945	$1,916,719
Series 2023, RB	5.50%	05/01/2054	2,185	2,138,094
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(c)	5.63%	01/01/2060	2,000	1,892,902
Villages of Avignon Community Development District (The); Series 2007 A, RB(k)	5.40%	05/01/2037	755	37,750
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	80	80,331
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,084,012
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,810,271
Series 2016 A-2, RB	5.38%	05/01/2046	1,350	1,346,482
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,940	1,944,852
Waterstone Community Development District;
Series 2007 A, RB(g)	6.88%	05/01/2037	1,214	848,730
Series 2007 B, RB(j)	0.00%	11/01/2028	2,072	1,871,294
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.63%	05/01/2054	995	943,854
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	6,460	6,465,585
Series 2005 A-2, RB(k)	5.75%	05/01/2036	7,610	4,413,800
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	429,092
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,508,702
Series 2022, RB	5.50%	05/01/2053	2,500	2,440,843
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,507,408
Series 2023, RB	5.63%	05/01/2053	1,500	1,507,100
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,210	1,210,289
Westside Community Development District;
Series 2019-2, RB(h)	5.65%	05/01/2037	1,010	808,205
Series 2019-2, RB(h)	7.20%	05/01/2038	520	473,327
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	1,355	1,334,722
Series 2023, RB	5.60%	05/01/2053	2,035	1,995,637
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(c)	4.80%	05/01/2055	6,500	5,966,947
Zephyr Ridge Community Development District; Series 2006 A, RB(k)	5.63%	05/01/2037	2,635	1,448,962
				1,078,212,166
Georgia–1.64%
Atlanta (City of), GA (Green Bonds); Series 2023, RB(b)	5.25%	07/01/2043	11,475	11,822,030
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(c)	5.56%	12/15/2048	25,000	21,737,850
Bulloch (County of), GA Development Authority (Statesboro Steam Academy); Series 2024, RB(c)	6.75%	06/15/2064	1,750	1,688,664
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(c)	6.00%	06/15/2043	480	474,960
Series 2023, RB(c)	6.40%	06/15/2053	1,850	1,818,976
Series 2023, RB(c)	6.38%	06/15/2058	1,250	1,206,901
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,608,556
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	8,000	6,541,067
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,099,668
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,699,770
Series 2018 A, RB	6.25%	12/01/2048	19,530	18,380,244
Series 2018 A, RB	6.50%	12/01/2053	13,210	12,608,180
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB(k)	5.00%	03/01/2027	1,430	858,000
Series 2017, Ref. RB	5.00%	03/01/2037	6,885	4,131,000
Series 2017, Ref. RB	5.00%	03/01/2047	8,860	5,316,000
Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,085,000
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(c)	5.00%	01/01/2054	4,750	4,266,701
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Georgia (State of) Housing & Finance Authority;
Series 2025 A, RB	4.65%	12/01/2050	$10,145	$9,921,912
Series 2025 A, RB	4.70%	12/01/2055	14,725	14,230,960
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(c)	5.00%	11/01/2037	8,000	7,616,554
Series 2017 A, Ref. RB(c)	5.00%	11/01/2047	2,000	1,762,600
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,640,089
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,508,489
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,934,399
Series 2018 A-2, RB(d)	5.50%	12/01/2028	2,035	1,958,975
				151,917,545
Hawaii–0.61%
Hawaii (State of);
Series 2022-XX1217, RB (INS - BAM)(b)(e)(i)(m)	5.00%	07/01/2051	32,450	32,048,759
Series 2025, RB(i)	5.50%	07/01/2052	22,785	23,969,758
				56,018,517
Idaho–0.23%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(c)	5.50%	09/01/2053	2,000	1,937,612
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	10,000	10,111,410
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	709,058
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	4.00%	08/15/2048	7,750	6,954,056
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(c)	6.00%	07/01/2039	370	375,023
Series 2018 A, RB(c)	6.00%	07/01/2054	1,135	1,136,410
				21,223,569
Illinois–2.52%
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,004
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(b)	5.25%	01/01/2053	11,140	11,106,682
Series 2022 A, RB(b)	5.50%	01/01/2055	13,000	13,321,004
Series 2024 A, RB(b)	5.50%	01/01/2059	16,860	17,378,234
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	2,200	1,996,163
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,044,385
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,516,381
Series 2016, RB	6.00%	04/01/2046	5,700	5,792,990
Series 2018, RB	5.00%	04/01/2046	7,555	7,466,896
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	695	682,329
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	4,908,897
Evanston (City of), IL (Roycemore School); Series 2021, RB(c)	4.63%	04/01/2051	1,250	895,194
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,726	1,607,303
Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	11,282	9,193,340
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	644,929
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,782,321
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,469,333
Series 2024 B, GO Bonds	5.25%	05/01/2049	4,000	4,036,839
Series 2024 C, GO Bonds	4.00%	10/01/2044	15,000	12,826,152
Series 2024 C, GO Bonds	4.00%	10/01/2048	36,800	30,668,067
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,878,154
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,943,048
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $1,791,742)(f)	5.00%	02/15/2027	$1,784	$14,268
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $5,371,154)(f)	5.00%	02/15/2037	6,243	49,940
Series 2017, Ref. RB	5.00%	08/01/2042	575	564,406
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,465,447)(f)	5.13%	02/15/2045	2,782	22,259
Series 2025, Ref. RB(c)	5.88%	09/01/2046	9,250	9,014,578
Illinois (State of) Finance Authority (Admiral at the Lake (The));
Series 2017, Ref. RB	5.13%	05/15/2038	2,075	1,779,371
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,611,221
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	4,932,234
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.63%	08/01/2053	3,500	3,557,534
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	979,930
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	930,694
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 11/27/2019-04/03/2020; Cost $2,320,554)(f)	5.00%	11/01/2049	2,450	1,641,500
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	13,000	12,602,126
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	535	535,117
Series 2014, Ref. RB	6.13%	02/01/2045	1,000	999,982
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	669,556
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	2,970	2,975,489
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,402,557
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(c)	5.45%	01/01/2046	1,640	1,532,808
Series 2016 A, RB(c)	5.60%	01/01/2056	1,775	1,631,167
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (INS - AGI)(e)(j)	0.00%	12/15/2041	5,000	2,226,890
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	25,515	25,225,285
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	986,689
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,160	1,187,744
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,895,445
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,066	985,107
Southwestern Illinois Development Authority; Series 2006, RB(k)	5.63%	11/01/2026	657	138,030
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(j)	4.50%	12/31/2038	1,915	1,564,801
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,187	1,140,730
				232,986,103
Indiana–1.52%
Allen (County of), OH (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	9,955,941
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(c)	5.38%	01/01/2040	2,745	2,374,034
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,715	10,515,011
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,051,603
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(c)	5.63%	01/01/2038	7,000	6,243,195
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	400	365,179
Series 2017, RB	5.35%	01/01/2038	3,850	3,239,849
Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	1,904,039
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(c)	5.90%	07/01/2038	770	758,043
Series 2018 A, Ref. RB(c)	6.00%	07/01/2048	1,185	1,138,753
Indiana (State of) Finance Authority (Unidy Properties LLC);
Series 2025, RB	5.25%	07/01/2055	2,400	2,183,521
Series 2025, RB	5.75%	07/01/2060	3,750	3,606,075
Indiana (State of) Housing & Community Development Authority (Evergreen Village at Bloomington); Series 2016, RB	5.50%	01/01/2037	3,740	3,357,655
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(c)	5.38%	10/01/2040	11,900	9,855,606
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Housing & Community Development Authority (Hammond Assisted Living Community); Series 2016 A, RB	5.75%	01/01/2036	$6,725	$6,419,714
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(c)	5.00%	01/01/2039	3,365	2,626,176
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	21,432,105
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(c)	5.25%	11/01/2040	4,500	3,882,846
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	900	837,209
Series 2017, RB	5.88%	01/01/2037	4,570	4,133,297
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	780	757,785
Series 2017, RB	5.80%	01/01/2037	5,160	4,942,421
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,636,220
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,170	16,365,266
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(c)	5.10%	01/01/2032	350	325,569
Series 2017, RB(c)	5.38%	01/01/2038	5,475	4,769,373
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,845	7,536,852
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,296,382
				140,509,719
Iowa–0.47%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,320,799
Series 2018, RB	6.00%	10/01/2048	2,780	2,536,678
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	13,570	12,741,302
Series 2023, Ref. RB	7.50%	05/15/2053	8,000	8,828,160
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	681,513
Series 2018, RB	5.13%	08/01/2048	3,500	2,843,303
Series 2018, RB	5.25%	08/01/2055	4,000	3,177,896
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(c)	5.00%	12/01/2051	5,795	4,428,074
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(c)	6.00%	11/01/2042	7,210	6,846,673
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	60	60,000
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	95	95,000
				43,559,398
Kansas–0.23%
Ellis County Unified School District No. 489 Hays; Series 2022 B, Ref. GO Bonds (INS - AGI)(e)	4.00%	09/01/2052	2,500	2,136,461
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,343,055
Olathe (City of), KS; Series 2006, RB(h)(n)	5.00%	03/01/2026	2,288	915,118
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	9,925	9,502,103
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	4,890	4,595,726
Series 2024 VIII, Ref. RB	6.00%	05/15/2054	3,315	3,123,833
				21,616,296
Kentucky–0.21%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(b)(c)	4.70%	01/01/2052	5,500	4,900,586
Kenton (County of), KY Airport Board; Series 2024 A, GO Bonds(b)	5.25%	01/01/2054	7,755	7,828,168
Kuttawa (City of), KY; Series 1999, RB (Acquired 05/28/2004; Cost $737,363)(f)	6.75%	03/01/2029	795	796,059
Ludlow (City of), KY; Series 2023, RB(c)(g)	7.50%	03/01/2053	7,750	5,921,652
				19,446,465
Louisiana–1.75%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	5,000	5,034,014
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Better Waterworks, Inc.); Series 2018 A, RB(b)(c)	5.25%	05/01/2043	1,220	1,052,148
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	$16,535	$11,473,774
Series 2019 A, RB	5.00%	01/01/2055	12,000	7,942,505
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(c)	5.38%	11/01/2038	1,725	1,766,016
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Martin Parish Gomesa); Series 2019, RB(c)	4.40%	11/01/2044	2,820	2,610,216
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(c)	3.88%	11/01/2045	3,820	3,218,552
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(b)	5.50%	09/01/2059	21,450	21,800,201
Series 2024, RB(b)	5.75%	09/01/2064	45,715	47,187,814
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,393,259
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(b)(c)(d)	6.75%	10/01/2028	11,000	11,612,956
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(c)	9.00%	12/01/2044	25,935	21,952,901
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010 2, RB(c)	6.35%	07/01/2040	5,115	5,485,365
Series 2010 2, RB(c)	6.35%	10/01/2040	440	471,832
St. John the Baptist Parish School District No. 1; Series 2023, GO Bonds	5.25%	03/01/2043	10,000	10,041,146
				162,042,699
Maine–0.16%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2024, Ref. RB(b)(c)(d)	4.63%	06/01/2035	2,125	2,071,242
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,288,119
				14,359,361
Maryland–0.63%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,053,367
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,264,057
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,822,737
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,410,444
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,675,992
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,222,796
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,006,834
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,110,530
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,256,699
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,528,726
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	12,000	12,113,629
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	13,175	13,321,531
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	10,315	10,095,593
				57,882,935
Massachusetts–1.27%
Massachusetts (Commonwealth of);
Series 2024 A, GO Bonds	5.00%	01/01/2054	4,835	4,915,044
Series 2024, GO Bonds	5.00%	12/01/2052	5,720	5,833,251
Series 2025, GO Bonds(i)	5.00%	11/01/2052	27,815	28,194,388
Series 2025, RB(i)	5.00%	06/01/2050	15,000	15,232,887
Series 2025, RB(i)	5.00%	06/01/2052	15,000	15,240,054
Series 2025, RB(i)(m)	5.25%	07/01/2052	13,705	14,340,290
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	5,000	5,141,165
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(c)	5.13%	11/15/2046	4,565	4,592,829
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2057	3,000	2,685,785
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2025, Ref. RB	6.00%	07/01/2050	$6,350	$6,658,028
Massachusetts (Commonwealth of) Port Authority; Series 2022, RB(b)(i)	5.00%	07/01/2046	15,000	14,941,334
				117,775,055
Michigan–1.61%
Academy of Warren; Series 2020 A, RB(c)	5.50%	05/01/2050	1,000	885,429
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	403,793
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,089,113
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,460	1,427,013
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,570	2,469,031
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,671,407
Clawson Public Schools; Series 2024, Ref. GO Bonds	5.25%	05/01/2053	3,575	3,732,480
Detroit City School District; Series 2013, GO Bonds (INS - AGI)(e)(i)	6.00%	05/01/2029	6,620	7,091,922
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,792,945
Series 2019 A, Ref. RB	5.75%	04/01/2049	19,320	15,425,376
Series 2019 A, Ref. RB	5.75%	04/01/2054	9,290	7,176,320
Series 2019 B, RB	6.00%	04/01/2027	1,780	1,726,351
Michigan (State of); Series 2023, RB(i)	5.25%	11/15/2049	16,925	17,583,816
Michigan (State of) (corewell Health); Series 2025, VRD Ref. RB(o)	2.00%	01/15/2055	3,020	3,020,000
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,337,623
Series 2007, RB	6.50%	12/01/2037	490	490,037
Series 2008 C, RB(j)	0.00%	06/01/2058	579,475	16,908,617
Series 2014, Ref. RB(c)	6.75%	07/01/2044	5,000	4,915,509
Michigan (State of) Finance Authority (Huron Academy);
Series 2024, Ref. RB	5.00%	10/01/2044	1,380	1,283,102
Series 2024, Ref. RB	5.00%	10/01/2054	2,000	1,779,162
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	935	927,868
Michigan (State of) Finance Authority (Thomas M. Colley Law School); Series 2014, Ref. RB(c)	6.25%	07/01/2029	2,400	2,361,824
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,002,408
Michigan (State of) Housing Development Authority; Series 2023 A, RB(i)	5.15%	10/01/2058	20,000	20,152,246
Mona Shores Public Schools; Series 2019 I, GO Bonds	5.00%	05/01/2048	4,790	4,849,181
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,043,160
Rockford Public Schools; Series 2023 II, GO Bonds	5.00%	05/01/2049	5,710	5,805,551
Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	12,900	12,919,496
				148,270,780
Minnesota–1.12%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,077,105
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	1,000	857,223
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.13%	03/01/2049	1,500	1,413,372
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	3,130	3,053,822
Series 2025, RB	6.00%	05/01/2055	3,250	3,230,788
Series 2025, RB	6.00%	05/01/2060	3,000	2,929,822
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,726	6,108,052
Series 2016 B, RB	6.50%	11/01/2035	3,014	2,109,778
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.25%	06/15/2064	8,020	7,157,141
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(c)	5.00%	12/01/2050	6,630	5,122,920
Series 2021 B, RB(c)	6.50%	12/01/2026	345	339,400
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	4,431,341
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	$13,325	$10,109,591
Series 2021 B, RB	6.00%	07/01/2028	445	434,777
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,583,066
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	11,765	9,099,000
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(c)	6.25%	07/01/2037	1,075	1,082,527
Series 2017 A, RB(c)	6.50%	07/01/2048	4,740	4,745,745
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	8,615	7,372,216
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	11,400	11,445,263
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	9,200	9,203,062
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	981	902,426
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(c)	5.50%	07/01/2052	1,075	999,407
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	874,880
Series 2019, RB	5.00%	07/01/2055	1,000	845,181
				103,527,905
Mississippi–0.17%
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,393,259
Stonebridge Public Improvement District; Series 2007, RB(k)	7.50%	10/01/2042	16,410	4,102,500
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,260	1,203,013
				15,698,772
Missouri–1.25%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(k)	5.75%	06/01/2026	4,900	735,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(h)	7.05%	05/01/2027	6,755	6,162,909
Series 2007 A, RB(h)	5.75%	05/01/2026	1,295	1,229,514
Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	1,550	1,492,896
Broadway-Fairview Transportation Development District; Series 2006 A, RB(h)	6.13%	12/01/2036	570	176,700
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,480	2,755,231
Chesterfield Valley Transportation Development District; Series 2018, RB(g)	5.50%	05/15/2046	4,960	3,335,812
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	2,345	2,303,572
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(n)	5.00%	05/01/2026	3,020	1,026,800
Series 2006 A, RB(n)	5.00%	05/01/2036	3,825	1,300,500
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(c)	5.25%	12/01/2048	4,900	4,681,556
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(c)	5.00%	06/01/2046	1,875	1,743,642
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(b)	5.00%	03/01/2054	50,235	49,238,981
Series 2020, RB(b)	4.00%	03/01/2045	5,400	4,711,772
Kansas City (City of), MO Industrial Development Authority (Platte Purchase Project A); Series 2019, RB(c)	5.00%	07/01/2040	4,785	4,194,579
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	5.00%	04/01/2046	1,890	1,626,389
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,138,791
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,955	1,867,150
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,567,229
Series 2017 A, Ref. RB	5.25%	05/15/2050	4,100	3,405,885
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(h)(k)	5.75%	03/01/2029	508	279,533
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	$2,800	$2,483,287
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	1,750	1,687,541
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	437	388,096
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	360	340,987
St. Louis (City of), MO;
Series 2007 A, RB(h)	5.50%	09/02/2028	1,108	232,680
Series 2007, RN(h)(n)	6.30%	04/01/2027	3,043	152,150
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(h)	5.50%	05/29/2028	2,031	304,647
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(h)(n)	6.00%	08/21/2026	1,660	116,200
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(h)(n)	6.00%	08/21/2026	2,442	293,040
Series 2007 A, RN(h)	5.50%	01/20/2028	2,079	644,490
Series 2007 B, RN(h)(n)	5.50%	01/20/2028	1,510	15,100
St. Louis (City of), MO Industrial Development Authority (The); Series 2010 A, RB(k)	8.00%	04/27/2033	4,580	45,800
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center);
Series 2018 A, RB	5.00%	04/01/2048	5,205	5,033,560
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,641,154
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(c)	5.88%	03/01/2033	3,100	2,933,940
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(h)(k)	5.75%	04/01/2027	975	204,750
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	4,575	4,359,244
				115,851,107
Montana–0.05%
Hardin (City of), MT; Series 2006, RB(h)(n)	6.25%	09/01/2031	5,935	890,250
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	4,000	3,992,041
				4,882,291
Nevada–0.23%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	215	215,391
Series 2007 A, RB	5.05%	02/01/2031	730	731,109
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,190	1,109,826
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	950	890,423
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	5	5,013
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(b)(c)(d)	9.50%	01/01/2033	8,000	7,634,035
Reno (City of), NV; Series 2025, RB(c)	5.25%	06/01/2054	1,000	925,586
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(c)(j)	0.00%	07/01/2058	18,500	2,740,710
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(b)	5.25%	07/01/2049	6,535	6,588,601
				20,840,694
New Hampshire–1.70%
New Hampshire (State of) Business Finance Authority;
Series 2025 A, RB(c)(j)	0.00%	02/01/2035	63,079	34,269,099
Series 2025, RB(c)(j)	0.00%	12/15/2032	10,000	6,129,709
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(c)(j)	0.00%	12/15/2033	13,426	7,947,856
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(c)(j)	0.00%	12/01/2031	33,000	22,055,887
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	25,076	23,602,072
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(d)	4.15%	10/01/2034	5,985	5,553,780
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	17,412	15,358,973
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(c)(j)	0.00%	04/01/2032	5,000	3,226,252
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(c)(j)	0.00%	12/01/2034	43,000	22,790,219
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(c)	5.25%	07/01/2039	$1,400	$1,381,742
Series 2019 A, RB(c)	5.63%	07/01/2046	770	748,842
Series 2019 A, RB(c)	5.75%	07/01/2054	5,430	5,212,944
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(c)	5.63%	12/15/2033	5,755	5,829,604
Series 2024, RB(c)	6.25%	12/15/2038	2,885	2,909,304
				157,016,283
New Jersey–1.39%
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(c)	4.00%	08/01/2060	1,500	1,166,199
New Jersey (State of) Economic Development Authority; Series 2019 B, RB (Acquired 10/18/2019; Cost $295,779)(c)(f)	5.75%	10/01/2026	300	295,992
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $6,000,000)(c)(f)	5.00%	10/01/2039	6,000	4,607,988
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	3,950	3,951,097
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	8,554,450
Series 2003, RB(b)	5.50%	06/01/2033	8,000	8,003,689
Series 2012, RB(b)	5.75%	09/15/2027	12,805	12,814,156
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(c)	6.50%	11/01/2052	690	707,215
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(c)	5.38%	07/01/2047	1,865	1,650,852
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(c)	6.00%	10/01/2034	565	565,369
Series 2014 A, RB(c)	6.20%	10/01/2044	750	750,229
Series 2014 A, RB(c)	6.30%	10/01/2049	650	650,203
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(c)	5.38%	10/01/2050	5,000	4,527,862
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,529	2,647,318
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,114,273
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(c)	5.13%	09/01/2052	2,055	1,940,672
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,900,000)(c)(f)	5.75%	10/01/2038	4,900	3,520,565
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(j)	0.00%	12/15/2039	10,000	5,105,529
Series 2024 CC, RB	5.25%	06/15/2050	10,000	10,256,323
Series 2024 CC, RB	5.25%	06/15/2055	14,000	14,333,651
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,589,384
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(c)	13.62%	01/01/2055	3,435	3,907,577
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	33,860	32,506,568
				128,167,161
New Mexico–0.02%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	595,542
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	40	38,495
Series 2015 B, RB	5.90%	09/01/2032	265	256,209
Series 2015 C, RB	5.90%	09/01/2032	340	321,028
Series 2015 D, RB(j)	0.00%	03/01/2032	330	178,277
				1,389,551
New York–16.69%
Build NYC Resource Corp.; Series 2025, RB(c)	6.00%	07/01/2060	2,000	1,998,888
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(b)(c)(p)	5.50%	12/31/2040	9,655	9,105,212
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(j)	0.00%	06/01/2055	$17,700	$1,329,082
Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(b)(f)	6.25%	06/01/2047	4,025	2,672,887
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(c)(k)	5.88%	01/01/2052	5,400	2,700,000
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,002,217
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	5.00%	11/15/2046	2,555	2,598,440
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,085,811
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	22,159,808
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	9,860,004
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	26,498,178
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	29,900,331
Series 2024 A, Ref. RB	5.25%	11/15/2049	20,000	20,508,850
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,417,720
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	14,715	12,810,333
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	64,835	63,831,400
Nassau (County of), NY Industrial Development Agency(j)	0.00%	01/01/2058	8,272	83
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	3,000	2,698,664
Series 2006 A-3, RB	5.13%	06/01/2046	3,775	3,171,217
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(b)	4.00%	11/01/2059	25,765	20,706,898
Series 2020 221, RB(b)	4.00%	07/15/2055	31,230	25,562,092
Series 2020 221, RB(b)	4.00%	07/15/2060	15,590	12,525,723
Two Hundred and Eighteenth Series 2019, RB(b)(i)	5.00%	11/01/2044	46,300	46,481,885
Two Hundred Thirty-First Series 2022, Ref. RB(b)	5.50%	08/01/2047	10,000	10,352,677
Two Hundred Twenty Third Series 2021, Ref. RB(b)	4.00%	07/15/2046	1,645	1,415,212
Two Hundredth Series 2017, Ref. RB(i)	5.00%	10/15/2047	10,000	10,047,971
New York (City of), NY;
Series 2024 AA-1, RB(i)	5.25%	06/15/2053	15,000	15,594,761
Series 2025, RB(i)	5.00%	06/15/2051	10,000	10,121,091
Series 2025, RB(i)(m)	5.25%	02/01/2053	15,000	15,541,175
Series 2025, RB(i)	5.50%	05/01/2053	10,000	10,619,305
New York (City of), NY Municipal Water Finance Authority; Series 2022 CC-1, RB(i)	5.00%	06/15/2052	21,210	21,469,854
New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	10,000	8,655,551
Series 2022, RB(i)	5.00%	02/01/2051	12,000	12,097,981
Series 2023 A-1, RB	5.00%	05/01/2053	4,755	4,819,817
Series 2023 A-1, RB(i)	5.00%	05/01/2053	15,500	15,711,287
Series 2023 F-1, RB	4.00%	02/01/2051	9,500	8,354,329
Series 2024 C, RB(i)(m)	5.25%	05/01/2050	30,000	31,054,620
Series 2024 C, RB(i)	5.00%	05/01/2053	20,000	20,288,008
Series 2025, VRD RB(o)	1.45%	11/01/2054	35,000	35,000,000
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(i)	5.00%	03/15/2041	23,765	24,012,955
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	8,794,216
Series 2021 E, Ref. RB	4.00%	03/15/2049	25,000	21,494,355
Series 2022 A, Ref. RB	4.00%	03/15/2049	5,710	4,917,111
New York (State of) Dormitory Authority (Columbia University); Series 2016 A-2, RB	5.00%	10/01/2046	10,000	10,680,474
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	4.00%	05/01/2054	20,270	16,884,509
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	2,850	2,854,947
Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	3,000	3,135,085
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	1,610	1,345,325
Series 2025, RB (INS - AGI)(e)(i)	5.13%	11/15/2063	20,000	20,275,524
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	19,250	16,594,522
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	$17,000	$14,472,804
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	31,401,698
Series 2021 A-1, Ref. RB	4.00%	03/15/2055	10,000	8,439,154
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	14,299,592
New York City Housing Development Corp. (Green Bonds); Series 2025 A-1, RB	4.80%	11/01/2055	10,000	9,744,475
New York Counties Tobacco Trust V; Series 2005 S4B, RB(c)(j)	0.00%	06/01/2060	234,000	9,518,371
New York State Urban Development Corp.;
Series 2022 A, Ref. RB(i)	5.00%	03/15/2045	15,520	16,036,172
Series 2023, RB(i)	5.00%	03/15/2050	15,000	15,343,754
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	26,115	26,114,765
Series 2016, Ref. RB(b)	5.00%	08/01/2031	23,220	23,133,269
Series 2020, Ref. RB(b)	5.25%	08/01/2031	12,755	13,031,451
Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	9,973,649
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2020, RB(b)	5.00%	10/01/2040	15,000	14,840,727
Series 2020, RB(b)	4.38%	10/01/2045	16,670	14,783,016
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(b)(e)	5.00%	06/30/2049	10,000	9,895,715
Series 2023, RB(b)	6.00%	06/30/2054	15,895	16,674,292
Series 2023, RB (INS - AGI)(b)(e)	5.13%	06/30/2060	57,890	57,343,570
Series 2023, RB(b)	5.38%	06/30/2060	32,750	32,602,818
Series 2024, RB (INS - AGI)(b)(e)	5.25%	06/30/2060	24,690	24,780,143
Series 2024, RB(b)	5.50%	06/30/2060	51,305	51,390,613
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2023, RB(b)	6.00%	04/01/2035	21,500	23,354,240
Series 2023, RB(b)	5.63%	04/01/2040	27,500	28,204,201
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(b)(e)(g)	5.00%	12/31/2054	2,750	1,690,235
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(b)(e)	5.25%	12/31/2054	20,000	20,070,596
Series 2024, Ref. RB(b)	5.50%	12/31/2060	27,250	27,382,792
Oneida Indian Nation; Series 2024 A, RB(c)	8.00%	09/01/2040	8,355	8,365,092
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	4,325	4,422,427
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	25,150	25,401,500
Series 2021 C-1A, RB	4.00%	05/15/2046	12,800	11,294,301
Series 2025, RB (BAM-TCRS)(i)	5.25%	05/15/2052	25,000	25,763,343
Series 2025, RB (INS - BAM)(e)(i)	5.25%	05/15/2064	29,825	30,894,006
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB(i)	5.00%	11/15/2049	17,640	17,820,861
Series 2020 A, RB	5.00%	11/15/2054	3,110	3,119,137
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,246,001
Series 2022 A, Ref. RB	4.00%	05/15/2051	18,225	15,553,716
Series 2022 D-2, RB(i)	5.25%	05/15/2047	16,700	17,330,495
Series 2023 A, RB	4.25%	05/15/2058	16,000	14,027,147
Series 2023 A, RB(i)	4.25%	05/15/2058	40,000	35,067,868
Series 2025, RB(i)	5.00%	05/15/2051	30,570	30,875,700
Series 2025, RB(i)	5.25%	05/15/2059	20,000	20,746,390
Subseries 2023 B-1, RB(i)	5.25%	11/15/2053	34,565	35,741,727
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB (INS - AGI)(e)	4.50%	12/01/2056	3,000	2,761,805
Series 2025, RB	5.50%	12/01/2059	23,000	24,278,881
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	4,045	3,568,950
				1,541,559,844
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.39%
Greater Asheville Regional Airport Authority;
Series 2022 A, RB (INS - AGI)(b)(e)	5.50%	07/01/2052	$4,315	$4,434,708
Series 2023, RB (INS - AGI)(b)(e)	5.25%	07/01/2053	2,500	2,535,981
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2022, RB (CEP - GNMA)	5.00%	07/01/2047	4,970	4,809,957
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,285	978,002
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	10,000	8,464,185
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)	5.00%	01/01/2058	14,975	14,823,618
				36,046,451
North Dakota–0.00%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB (Acquired 05/21/2021; Cost $3,000,000)(b)(c)(f)(k)	6.63%	12/15/2031	3,000	30
Series 2021, RB (Acquired 05/21/2021-09/08/2021; Cost $23,643,484)(b)(c)(f)(k)	7.00%	12/15/2043	23,500	235
				265
Northern Mariana Islands–0.20%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(c)	5.00%	10/01/2033	19,490	18,382,101
Ohio–3.43%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	184,335	159,742,610
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	100,000	9,628,260
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2024, Ref. RB(c)	5.38%	01/01/2039	1,500	1,423,989
Series 2024, Ref. RB(c)	5.88%	01/01/2049	1,650	1,540,399
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(c)	4.50%	12/01/2055	725	577,581
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	820,611
Series 2018, Ref. RB	5.50%	12/01/2043	735	737,149
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,796,501
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(b)	5.50%	01/01/2055	13,200	13,602,295
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2042	13,795	13,290,862
Series 2017, Ref. RB	5.25%	02/15/2047	10,880	10,622,502
Series 2017, Ref. RB	5.00%	02/15/2057	12,705	11,714,025
Series 2017, Ref. RB	5.50%	02/15/2057	10,810	10,488,297
Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(c)	7.50%	12/01/2055	4,575	4,487,275
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	2,840	2,481,794
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	2,310	2,271,942
Hamilton (County of), OH (UC Health); Series 2025 A, Ref. RB	5.50%	08/01/2051	3,500	3,449,183
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(c)	5.00%	12/01/2040	1,690	1,631,798
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	1,843,143
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	5,708,983
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,020	1,016,546
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(c)	5.00%	07/01/2049	5,000	4,385,931
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	21,570	19,705,200
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	2,000	1,957,075
Series 2025, RB	5.50%	10/01/2057	2,645	2,565,754
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(c)	6.00%	01/01/2045	2,480	2,345,654
University of Cincinnati; Series 2025, RB(i)	5.25%	06/01/2054	15,000	15,485,298
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Warren (County of), OH Port Authority;
Series 2019 D, RB(c)	4.00%	12/01/2039	$2,115	$1,834,491
Series 2019 D, RB(c)	5.00%	12/01/2052	3,670	3,306,632
Series 2019, RB(c)	5.25%	12/01/2052	6,020	5,025,216
				316,486,996
Oklahoma–0.21%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,965	3,708,752
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(c)	5.25%	06/15/2034	500	493,447
Series 2024, RB(c)	6.00%	06/15/2044	1,375	1,318,913
Series 2024, RB(c)	6.25%	06/15/2054	2,475	2,362,775
Series 2024, RB(c)	6.50%	06/15/2064	3,425	3,328,873
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(b)	6.50%	09/01/2026	100	100,222
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(c)	4.00%	12/01/2043	2,385	1,995,693
Tulsa Municipal Airport Trust Trustees;
Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,000	4,376,767
Series 2025, Ref. RB(b)	6.25%	12/01/2040	2,000	2,149,803
				19,835,245
Ontario–0.20%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	18,683	18,616,988
Oregon–1.01%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	916,541
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	916,473
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	7,000	7,010,444
Oregon (State of) Facilities Authority;
Series 2025, Ref. RB(c)	5.63%	06/15/2055	810	790,668
Series 2025, Ref. RB(c)	6.00%	06/15/2065	1,245	1,255,026
Oregon (State of) Facilities Authority (Redmond Proficiency Academy);
Series 2015 A, RB(c)(d)(l)	5.75%	06/30/2025	1,940	1,943,828
Series 2016 A, RB(d)(l)	5.25%	06/30/2025	2,625	2,629,174
Portland (Port of), OR;
Series 2022, RB(b)(i)	5.00%	07/01/2052	30,000	29,351,115
Series 2023-28, RB(b)	4.00%	07/01/2042	12,385	11,088,261
Twenty Eighth Series 2022, RB(b)	4.00%	07/01/2047	22,220	19,171,434
Twenty Seventh Series 2020 A, RB(b)	4.00%	07/01/2050	11,680	9,887,598
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(j)	0.00%	06/15/2044	5,000	1,927,355
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(j)	0.00%	06/15/2045	2,500	905,720
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(j)	0.00%	06/15/2046	3,660	1,251,997
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,298,697
Series 2021 A, Ref. RB	5.00%	11/15/2056	4,010	3,179,975
				93,524,306
Pennsylvania–1.97%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(c)	6.00%	05/01/2042	3,640	3,724,434
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(c)	5.38%	05/01/2042	8,000	7,844,190
Series 2022, RB(c)	5.25%	05/01/2042	3,470	3,418,787
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(c)	6.25%	05/01/2042	7,965	7,648,782
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(c)	6.00%	05/01/2042	1,615	1,628,913
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2020 A, RB	4.00%	09/01/2050	7,625	6,201,939
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	$1,710	$1,598,783
Series 2016, RB	5.50%	01/01/2052	11,080	9,221,043
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(c)	5.00%	03/01/2038	358	344,812
Series 2018, RB(c)	5.13%	03/01/2048	748	678,023
Crawford (County of), PA Hospital Authority Meadville Medical Center);
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,760,256
Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,284,261
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	4,600	3,723,874
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(f)	5.00%	12/01/2032	1,260	1,056,538
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(f)	5.25%	12/01/2037	1,705	1,313,838
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(f)	5.30%	12/01/2038	500	379,147
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(f)	5.38%	12/01/2047	3,140	2,112,306
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2022, Ref. RB	5.00%	05/01/2057	7,000	6,779,158
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2055	10,000	9,500,440
Northampton (County of), PA Industrial Development Authority; Series 2013, RB(k)	5.00%	06/30/2027	4,538	816,872
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.); Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(f)(k)	5.00%	06/30/2027	8,239	3,625,008
Pennsylvania (Commonwealth of); Series 2025, RB(i)	4.80%	10/01/2055	10,000	9,653,362
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2025, Ref. RB(b)(c)(d)	5.45%	03/27/2035	1,000	994,591
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.75%	06/30/2048	12,140	12,354,695
Series 2022, RB(b)	5.25%	06/30/2053	19,290	18,845,049
Series 2022, RB (INS - AGI)(b)(e)	5.00%	12/31/2057	3,750	3,613,662
Series 2022, RB(b)	6.00%	06/30/2061	11,100	11,527,828
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	11,508
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2025, RB	4.63%	10/01/2045	5,200	5,099,235
Philadelphia (City of), PA; Series 2021, Ref. RB(b)	5.00%	07/01/2051	12,515	12,324,707
Philadelphia (City of), PA Authority for Industrial Development; Series 2017, Ref. RB(c)(d)(l)	5.00%	03/15/2028	480	507,234
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2025, RB(i)	5.50%	07/01/2053	25,000	26,387,093
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school);
Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	933,199
Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	939,343
				181,852,910
Puerto Rico–6.64%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	27,200	27,462,385
Series 2002, RB	5.63%	05/15/2043	108,400	109,647,543
Series 2005 A, RB(j)	0.00%	05/15/2050	28,000	5,103,106
Series 2005 B, RB(j)	0.00%	05/15/2055	127,450	14,901,339
Series 2008 A, RB(j)	0.00%	05/15/2057	204,110	12,252,560
HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,057
PRHTA Custodial Trust; Series 2023, RB(k)	5.75%	12/06/2049	128	36,518
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	$18,710	$12,681,751
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	0	316
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,546,714
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	35,332	37,827,596
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	50
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	258
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	14,988,391
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	69,523	59,609,930
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	32,877	27,040,847
Subseries 2022, RN(j)	0.00%	11/01/2043	52,718	31,696,835
Subseries 2022, RN(j)	0.00%	11/01/2051	1,639	540,975
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(k)	5.00%	07/01/2025	15	8,194
Series 2007 TT, RB(k)	5.00%	07/01/2026	895	491,131
Series 2007 TT, RB(k)	5.00%	07/01/2027	1,990	1,092,012
Series 2007 TT, RB(k)	5.00%	07/01/2032	3,680	2,019,400
Series 2007 UU, Ref. RB (INS - AGI)(e)	5.00%	07/01/2026	7,905	7,905,323
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2026	175	175,092
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2033	22,000	21,566,206
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2035	465	448,923
Series 2008 WW, RB(k)	5.38%	07/01/2025	390	213,037
Series 2008 WW, RB(k)	5.25%	07/01/2033	415	227,731
Series 2008 WW, RB(k)	5.50%	07/01/2038	605	331,994
Series 2010 AAA, RB(k)	5.25%	07/01/2026	4,570	2,507,787
Series 2010 AAA, RB(k)	5.25%	07/01/2028	2,600	1,426,750
Series 2010 AAA, RB(k)	5.25%	07/01/2029	445	244,194
Series 2010 AAA, RB(k)	5.25%	07/01/2030	95	52,131
Series 2010 CCC, RB(k)	5.00%	07/01/2025	35	19,119
Series 2010 CCC, RB(k)	5.00%	07/01/2027	285	156,394
Series 2010 CCC, RB(k)	5.00%	07/01/2028	540	296,325
Series 2010 XX, RB(k)	5.25%	07/01/2026	10	5,488
Series 2010 XX, RB(k)	5.25%	07/01/2027	845	463,694
Series 2010 XX, RB(k)	5.25%	07/01/2035	2,660	1,459,675
Series 2010 XX, RB(k)	5.75%	07/01/2036	18,575	10,193,031
Series 2010 XX, RB(k)	5.25%	07/01/2040	12,985	7,125,519
Series 2010 ZZ, Ref. RB(k)	4.63%	07/01/2025	190	104,262
Series 2010 ZZ, Ref. RB(k)	5.00%	07/01/2025	215	117,444
Series 2010 ZZ, Ref. RB(k)	5.25%	07/01/2025	275	150,906
Series 2010 ZZ, Ref. RB(k)	5.00%	07/01/2026	10	5,488
Series 2010 ZZ, Ref. RB(k)	5.25%	07/01/2026	1,135	622,831
Series 2012 A, RB(k)	5.00%	07/01/2029	3,100	1,701,125
Series 2012 A, RB(k)	5.05%	07/01/2042	11,925	6,543,844
Series 2013 A, RB(k)	7.25%	07/01/2030	160	87,800
Series 2013 A, RB(k)	7.00%	07/01/2040	480	263,400
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	1,565	1,488,559
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 07/06/2016-03/25/2024; Cost $519,951)(f)	6.63%	01/01/2027	457	451,828
Series 2023 A, RB (Acquired 07/06/2016-04/01/2025; Cost $4,585,065)(f)	6.63%	01/01/2028	4,199	4,140,267
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	$11	$9,343
Series 2018 A-1, RB(j)	0.00%	07/01/2046	142,376	45,707,579
Series 2018 A-1, RB(j)	0.00%	07/01/2051	103,344	24,396,986
Series 2018 A-1, RB	4.75%	07/01/2053	49,269	45,120,299
Series 2018 A-1, RB	5.00%	07/01/2058	13,500	12,684,001
Series 2019 A-2, RB	4.33%	07/01/2040	9,212	8,602,302
Series 2019 A-2, RB	4.33%	07/01/2040	9,815	9,155,495
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	3,965,329
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	13,251,274
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 12/03/2014-04/16/2019; Cost $3,277,200)(f)	5.00%	06/01/2030	5,260	5,082,836
Series 2006 Q, RB (Acquired 10/10/2017; Cost $671,375)(f)	5.00%	06/01/2036	1,025	970,610
				613,407,129
Rhode Island–0.19%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(f)(k)	7.25%	07/15/2035	44,240	17,253,600
South Carolina–1.83%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(d)	5.25%	08/01/2031	103,080	108,568,773
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	1,500	1,512,771
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(c)	7.00%	05/01/2039	5,000	4,117,846
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(b)(c)(f)(k)	6.00%	06/01/2031	1,000	150,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(b)(c)(f)(k)	6.25%	06/01/2040	1,000	150,000
Series 2021, RB (Acquired 06/16/2021-04/06/2022; Cost $2,690,000)(b)(c)(f)(k)	6.50%	06/01/2051	2,750	412,500
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(c)	6.38%	06/15/2045	2,270	2,206,951
Series 2024, RB(c)	6.50%	06/15/2059	4,450	4,254,772
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(c)	5.00%	06/15/2054	2,400	2,181,093
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	8,245	8,112,139
South Carolina (State of) Jobs-Economic Development Authority (Seafields at Kiawah Island); Series 2023, RB	7.50%	11/15/2053	10,000	10,375,183
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.25%	12/01/2049	7,365	7,533,480
Series 2024 B, Ref. RB	5.25%	12/01/2054	18,885	19,178,337
				168,753,845
South Dakota–0.05%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	5,000	4,872,648
Tennessee–0.51%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	8,000	8,004,266
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 B-1, RB (INS - BAM)(e)	5.13%	07/01/2059	10,930	10,724,987
Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(b)(c)	9.50%	11/01/2052	10,000	9,956,314
Memphis (City of), TN; Series 2018, GO Bonds	4.00%	06/01/2047	10,765	9,688,971
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(c)	5.13%	06/01/2036	600	603,313
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(c)	5.50%	09/01/2047	9,000	7,625,524
Series 2013 B, Ref. RB(k)	8.00%	09/01/2044	6,350	317,500
				46,920,875
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–10.21%
Anna (City of), TX; Series 2023, RB(c)	7.38%	09/15/2052	$2,500	$2,674,065
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	882,582
Series 2017, RB	5.25%	09/01/2047	1,475	1,401,990
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(c)	6.25%	06/01/2063	9,155	9,171,539
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation);
Series 2025, RB (CEP - Texas Permanent School Fund)	4.50%	08/15/2055	4,000	3,746,844
Series 2025, RB (CEP - Texas Permanent School Fund)	4.50%	08/15/2060	5,000	4,663,069
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	687,169
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,259,365
Aubrey (City of), TX; Series 2025, RB(c)	5.63%	12/31/2055	1,500	1,393,232
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(c)	5.88%	09/01/2043	1,030	1,014,561
Series 2023, RB(c)	6.00%	09/01/2053	1,600	1,567,143
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	20,500	18,510,865
Austin (City of), TX; Series 2022, RB(b)	5.00%	11/15/2043	3,450	3,457,667
Bastrop (City of), TX; Series 2025, RB(c)	5.63%	09/01/2055	1,000	966,318
Boyd (City of), TX; Series 2025, RB(c)	5.88%	09/15/2055	710	714,161
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB (Acquired 06/08/2022; Cost $5,745,732)(b)(c)(d)(f)	10.00%	06/01/2026	6,000	5,100,000
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB (Acquired 11/13/2019-08/08/2022; Cost $19,999,622)(b)(f)(k)	7.00%	03/01/2039	19,875	15,900,000
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(b)(c)	3.63%	07/01/2026	11,680	11,175,854
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(k)	9.70%	11/01/2039	4,502	900
Series 2004 D, Revenue Ctfs.(k)	4.14%	11/01/2039	3,659	7,318
Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	20,000	17,431,184
Celina (City of), TX; Series 2025, RB(c)	5.63%	09/01/2055	850	803,030
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(c)	5.38%	09/01/2043	1,615	1,562,827
Series 2023, RB(c)	5.50%	09/01/2053	2,305	2,147,856
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(c)	5.13%	09/01/2043	1,200	1,127,379
Series 2023, RB(c)	5.50%	09/01/2053	1,825	1,700,580
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(c)	4.75%	09/01/2030	325	327,111
Series 2023, RB(c)	5.50%	09/01/2042	875	866,942
Series 2023, RB(c)	5.75%	09/01/2052	1,500	1,451,458
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(c)	5.50%	09/01/2030	250	256,658
Series 2023, RB(c)	6.25%	09/01/2042	800	781,526
Series 2023, RB(c)	6.50%	09/01/2052	1,300	1,268,793
Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	8,543,395
Chapel Hill Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,610,553
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(i)	5.25%	02/01/2046	5,050	5,267,502
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,011,255
Corpus Christi (City of), TX (Whitecap Public Improvement District No. 1);
Series 2024, RB	6.13%	09/15/2044	1,000	956,216
Series 2024, RB	6.50%	09/15/2054	1,356	1,295,275
Crandall (City of), TX;
Series 2021, RB(c)	4.75%	09/15/2031	100	99,028
Series 2021, RB(c)	4.25%	09/15/2041	250	220,478
Series 2021, RB(c)	5.00%	09/15/2041	500	462,426
Series 2021, RB(c)	4.50%	09/15/2051	1,500	1,272,481
Series 2021, RB(c)	5.25%	09/15/2051	500	461,218
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(c)	5.50%	09/15/2055	$1,250	$1,180,805
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/01/2053	7,500	7,768,991
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(c)	5.75%	09/15/2055	1,077	1,017,543
Denton Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	08/15/2048	14,000	14,343,318
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	08/15/2053	26,000	26,536,760
DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(c)	5.50%	09/15/2050	1,500	1,450,103
Edinburg Economic Development Corp.; Series 2019, RB(c)	5.00%	08/15/2044	1,745	1,536,313
El Paso (City of), TX; Series 2022, RB	5.00%	03/01/2049	22,800	23,504,116
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	675	644,966
Series 2014, RB	6.00%	09/01/2038	2,770	2,418,691
Series 2014, RB	6.13%	09/01/2044	2,690	2,225,170
Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	20,022
Harris (County of), TX;
Series 2025, GO Bonds(i)	5.50%	02/15/2050	15,830	16,667,887
Series 2025, RB(i)	5.25%	08/15/2054	20,000	20,809,476
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	2,550	2,305,252
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(c)	5.50%	09/15/2042	2,000	1,935,632
Series 2022, RB(c)	5.75%	09/15/2052	3,550	3,402,679
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(e)	4.00%	05/01/2044	2,355	2,112,584
Houston (City of), TX; Series 2024 B, RB(b)	5.50%	07/15/2037	8,395	8,642,547
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(b)	5.50%	07/15/2038	14,000	14,403,336
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2024 B, RB(b)	5.50%	07/15/2039	8,605	8,815,153
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	20,500	17,947,110
Hutto (City of), TX; Series 2025, RB(c)	5.38%	09/01/2060	1,000	927,470
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	20,000	17,936,742
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	02/15/2058	16,550	16,766,884
Series 2023, GO Bonds	4.00%	02/15/2048	27,500	23,981,809
Series 2023, GO Bonds	4.00%	02/15/2053	35,000	29,496,414
Series 2025, GO Bonds (INS - AGI)(e)(i)	5.50%	02/15/2058	30,000	31,329,954
Lewisville (City of), TX; Series 2023 A, RB(c)	8.00%	09/01/2053	1,625	1,655,703
Little Elm (Town of), TX (Valencia Public Improvement District No. 2); Series 2022, RB(c)	6.88%	09/01/2052	2,700	2,758,723
Maypearl Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,000	2,050,737
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(c)	5.75%	09/15/2052	2,500	2,348,793
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(c)	5.25%	09/15/2042	1,500	1,454,089
Series 2022, RB(c)	5.38%	09/15/2052	2,500	2,338,181
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	30,325	30,291,867
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	8,500	7,403,520
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.25%	10/01/2045	4,280	4,116,287
Series 2025 A, RB	6.50%	10/01/2055	10,380	9,989,530
Series 2025 A, RB	6.50%	10/01/2060	7,280	6,956,989
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $150,000)(f)	7.50%	11/15/2037	150	117,524
Series 2021 A-2, RB (Acquired 11/24/2021; Cost $2,100,000)(f)	7.50%	11/15/2036	2,100	1,713,256
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $4,081,496)(f)	2.00%	11/15/2061	4,081	1,427,590
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University); Series 2018 A-1, RB (INS - AGI)(e)	5.00%	07/01/2058	2,400	2,276,164
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2019 A, RB(c)	5.00%	08/15/2051	2,885	2,577,258
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(c)	5.00%	08/15/2040	$2,390	$2,131,127
Series 2020 A, RB(c)	5.00%	08/15/2050	20	16,763
New Hope Cultural Education Facilities Finance Corp. (Forefront Living - Bella Vida); Series 2025, RB	5.25%	10/01/2030	5,000	4,980,798
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,400	5,863,998
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(c)	6.00%	08/15/2037	1,650	1,554,550
Series 2018 A, RB(c)	6.00%	08/15/2047	13,435	12,069,570
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	8,000	7,326,614
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	347,861
Series 2016 A, RB	5.50%	11/15/2046	650	509,089
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,558,707
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	24,685	23,966,950
Series 2022 A, RB	6.75%	10/01/2052	9,910	9,364,724
Series 2022 A, RB	6.88%	10/01/2057	16,160	15,322,185
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	4,550	4,003,245
Series 2020, RB	5.25%	10/01/2055	12,390	10,618,711
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,129,384
North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(d)	6.15%	01/01/2029	1,605	1,524,750
North Parkway Municipal Management District No. 1;
Series 2021, RB(c)	4.00%	09/15/2041	500	418,803
Series 2021, RB(c)	4.25%	09/15/2051	1,000	802,490
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(c)	4.75%	09/15/2041	2,000	1,855,220
Series 2021, RB(c)	5.00%	09/15/2051	3,500	3,208,191
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(c)	5.75%	09/15/2032	340	347,739
Series 2022, RB(c)	5.50%	09/15/2042	800	774,253
Series 2022, RB(c)	5.63%	09/15/2052	1,450	1,384,369
Series 2022, RB(c)	6.13%	09/15/2052	2,070	2,059,677
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(c)	5.50%	09/15/2042	750	725,862
Series 2022, RB(c)	5.63%	09/15/2052	1,300	1,241,158
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(c)	5.38%	09/15/2027	277	277,885
Series 2022, RB(c)	5.63%	09/15/2032	400	412,768
Series 2022, RB(c)	6.00%	09/15/2052	4,000	3,966,610
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(c)	5.50%	09/15/2048	2,000	1,924,123
Series 2022, RB(c)	6.50%	09/15/2052	1,448	1,452,631
Plano (City of), TX;
Series 2023, RB(c)	8.25%	09/15/2043	1,765	1,808,890
Series 2023, RB(c)	7.50%	09/15/2053	1,400	1,439,355
Series 2023, RB(c)	8.50%	09/15/2053	3,050	3,132,357
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2024, RB(b)(c)	5.00%	01/01/2039	1,000	968,091
Series 2024, RB(b)(c)	5.13%	01/01/2044	2,000	1,894,897
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	755	735,948
Series 2016 A, RB	5.00%	08/15/2046	1,000	899,910
Princeton (City of), TX; Series 2023, RB(c)	7.88%	09/01/2053	1,935	1,948,786
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(c)	5.13%	09/01/2042	836	789,456
Series 2022, RB(c)	5.25%	09/01/2052	1,375	1,280,531
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Princeton (City of), TX (Sicily Public Improvement District Improvement Area No. 1);
Series 2023, RB(c)	7.00%	09/01/2043	$2,400	$2,408,512
Series 2023, RB(c)	7.00%	09/01/2053	3,000	2,980,058
Princeton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.25%	02/15/2053	25,065	22,759,822
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(c)	5.50%	09/01/2055	1,200	1,128,778
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	23,170	23,221,032
Rockdale Special Assessment; Series 2023, RB(c)	7.50%	09/15/2054	3,722	3,768,113
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	438,836
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(d)	6.15%	01/01/2029	1,830	1,793,759
San Antonio (City of), TX; Series 2025, RB(i)(m)	5.50%	02/01/2050	10,000	10,564,398
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	20,000	17,183,430
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2025, RB	5.25%	10/01/2045	8,750	8,385,815
Series 2025, RB	5.00%	10/01/2050	4,000	3,602,118
Series 2025, RB	5.50%	10/01/2055	6,400	6,141,460
Spring Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	8,000	7,176,179
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,549,620
Series 2017, RB	6.75%	11/15/2052	2,100	2,125,297
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(f)(k)	6.38%	02/15/2048	5,710	3,711,500
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(f)(k)	6.38%	02/15/2052	3,000	1,950,000
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(f)(k)	6.38%	02/15/2041	2,075	1,348,750
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center);
Series 2025, RB(i)	5.25%	12/01/2049	11,225	11,653,783
Series 2025, Ref. RB	4.13%	12/01/2054	7,650	6,443,974
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	1,500	1,435,950
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,776,937
Series 2020, Ref. RB	6.75%	11/15/2051	7,625	6,379,107
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	2,984,411
Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2046	2,240	746,504
Series 2019, RB(j)	0.00%	08/01/2047	3,345	1,061,467
Series 2019, RB(j)	0.00%	08/01/2048	3,530	1,057,720
Series 2019, RB(j)	0.00%	08/01/2049	3,320	936,810
Series 2019, RB(j)	0.00%	08/01/2050	4,760	1,270,047
Series 2019, RB(j)	0.00%	08/01/2051	5,000	1,254,301
Series 2019, RB(j)	0.00%	08/01/2053	400	89,919
Texas (State of) Water Development Board;
Series 2021, RB	4.00%	10/15/2056	15,000	12,482,970
Series 2023 A, RB	5.00%	10/15/2058	7,000	7,107,995
Texas City Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	2,500	2,241,858
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	8,500	7,387,285
Texas State Technical College;
Series 2022, RB (INS - AGI)(e)(i)	5.50%	08/01/2042	12,500	13,412,025
Series 2022, RB (INS - AGI)(e)(i)	6.00%	08/01/2054	6,000	6,487,481
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1);
Series 2024, RB(c)	5.00%	09/01/2044	585	551,547
Series 2024, RB(c)	5.13%	09/01/2054	840	762,168
Tuloso-Midway Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.25%	08/15/2050	16,710	17,414,544
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,794	1,796,004
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Waller Consolidated Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	$19,435	$16,912,032
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	5,850	5,764,422
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGI)(e)	4.25%	10/01/2047	1,540	1,373,906
Series 2022, GO Bonds (INS - AGI)(e)	4.38%	10/01/2048	1,805	1,632,631
Ysleta Independent School District;
Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	8,700	7,669,450
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	08/15/2056	17,340	17,532,158
				943,719,660
Utah–2.27%
10th & Main Public Infrastructure District (10th & Main Assessment Area); Series 2025, RB(c)	5.75%	12/01/2053	9,500	9,033,248
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(c)(g)	8.25%	03/01/2053	18,700	16,374,750
Black Desert Public Infrastructure District;
Series 2021 B, GO Bonds(c)	7.38%	09/15/2051	5,500	4,737,620
Series 2024, RB(c)	5.63%	12/01/2053	10,000	9,830,912
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(c)	5.88%	12/01/2054	6,200	6,210,601
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(c)	7.50%	03/01/2055	2,200	2,072,741
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(c)	6.00%	03/01/2053	6,500	6,238,946
Series 2022 B, GO Bonds(c)	9.00%	03/15/2053	1,239	1,192,370
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(c)	5.63%	12/01/2053	3,458	3,173,645
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(c)	6.63%	03/01/2054	2,370	2,391,558
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(c)	5.63%	12/01/2043	6,924	6,759,216
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(c)	5.50%	03/01/2051	11,500	8,608,009
Hideout (Town of), UT Local District No. 1; Series 2014, RB	8.25%	08/01/2034	610	611,341
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(c)	6.25%	06/01/2055	1,450	1,484,982
Series 2025 A-2, GO Bonds(c)(g)	6.75%	06/01/2055	6,725	5,441,239
Series 2025, GO Bonds(c)	8.50%	06/15/2055	2,247	2,252,892
Mida Mountain Village Public Infrastructure District;
Series 2024-1, RB(c)	5.13%	06/15/2054	2,750	2,558,899
Series 2024-2, RB(c)	5.75%	06/15/2044	1,250	1,245,295
Series 2024-2, RB(c)	6.00%	06/15/2054	3,500	3,518,295
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(c)	6.50%	03/01/2055	3,210	3,017,362
Series 2024 A-2, GO Bonds(g)	7.00%	03/01/2055	1,600	967,994
Series 2024 B, GO Bonds(c)	9.00%	03/15/2055	638	620,876
Olympia Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(c)	6.38%	03/01/2055	1,485	1,486,988
Series 2024 B, GO Bonds	8.00%	03/15/2055	952	942,899
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(c)	6.50%	03/01/2055	4,140	3,901,349
Series 2024 A-2, GO Bonds(c)(g)	7.00%	03/01/2055	1,960	1,110,211
Series 2024 B, GO Bonds(c)	9.00%	03/15/2055	1,070	1,045,493
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(c)	6.00%	03/01/2051	12,952	10,204,649
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(c)	4.38%	02/01/2051	1,000	747,965
Series 2021 B, GO Bonds(c)	7.38%	08/15/2051	600	487,640
Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2047	5,000	4,910,341
Series 2018 A, RB(b)	5.00%	07/01/2048	10,385	10,201,603
Series 2018 A, RB(b)	5.25%	07/01/2048	11,035	11,062,109
Series 2021 A, RB (INS - AGI)(b)(e)	4.00%	07/01/2051	10,420	8,768,797
Soleil Hills Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(c)	5.88%	03/01/2055	1,650	1,570,872
Series 2025, GO Bonds(c)	8.00%	03/15/2055	1,100	1,069,101
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(c)	4.50%	06/15/2032	$2,000	$1,898,317
Series 2022, RB(c)	5.00%	06/15/2042	3,500	3,100,230
Series 2022, RB(c)	5.00%	06/15/2052	6,000	4,986,992
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,475	1,475,218
Series 2012, RB	6.25%	07/15/2042	3,870	3,820,578
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(c)	5.00%	10/15/2038	2,330	2,191,616
Series 2018 A, RB(c)	5.25%	10/15/2048	2,205	2,008,695
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(c)	5.00%	06/15/2050	2,000	1,751,500
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(c)	5.38%	06/15/2049	3,645	3,294,232
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(c)	5.00%	02/15/2046	855	763,245
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(c)	5.25%	06/15/2037	4,810	4,563,958
Series 2017, Ref. RB(c)	5.38%	06/15/2048	11,415	10,087,027
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	3,185	3,138,508
Viridian Farm Public Infrastructure District No. 1;
Series 2024 A, GO Bonds(c)	5.88%	03/01/2054	1,130	1,088,317
Series 2024 B, GO Bonds(c)	8.38%	03/15/2054	500	481,819
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(c)	7.00%	12/01/2042	8,630	8,382,051
Wood Ranch Public Infrastructure District; Series 2024, RB(c)	5.63%	12/01/2053	1,291	1,253,332
				210,138,443
Vermont–0.06%
East Central Vermont Telecommunications District;
Series 2018 A, RB(c)	5.75%	12/01/2036	1,450	1,450,065
Series 2018 A, RB(c)	5.60%	12/01/2043	960	881,598
Series 2019 A, RB(c)	5.00%	12/01/2048	4,330	3,498,330
				5,829,993
Virgin Islands–0.18%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(j)	0.00%	05/15/2035	19,560	10,602,339
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(c)	6.00%	04/01/2053	6,450	6,407,527
				17,009,866
Virginia–0.70%
Atlantic Park Community Development Authority; Series 2023, RB(c)	6.25%	08/01/2045	16,865	15,398,872
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(h)(k)	6.75%	03/01/2034	1,287	810,810
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2051	5,190	4,624,238
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	890	604,580
Series 2014 B, RB	6.05%	03/01/2044	2,476	2,061,187
Series 2014 C, RB(k)	6.05%	03/01/2054	2,183	982,356
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	17,350	14,832,338
Series 2019, RB	4.00%	01/01/2029	895	872,479
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	1,000	929,089
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(c)	5.55%	01/01/2037	2,055	1,945,970
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(c)(d)	5.00%	07/01/2038	4,690	4,510,789
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023, RB	7.00%	09/01/2053	7,000	7,659,338
Series 2023, RB	7.00%	09/01/2059	8,500	9,251,540
				64,483,586
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–0.87%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.25%	01/01/2038	$3,000	$3,039,859
Series 2018 B, RB(c)	5.00%	01/01/2032	500	508,861
Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,013,286
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	70	70,001
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	35	34,272
Seattle (Port of), WA; Series 2019, RB(b)	5.00%	04/01/2044	15,295	15,129,747
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,614	1,577,281
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(b)(c)(f)(k)	7.50%	01/01/2032	26,355	2,636
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(c)	5.63%	12/01/2040	8,000	8,005,872
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(c)	9.00%	12/01/2036	14,650	15,013,957
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(c)(d)(l)	7.00%	07/01/2025	1,000	1,002,530
Series 2015 A, RB(c)(d)(l)	7.00%	07/01/2025	1,700	1,704,300
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(c)	5.00%	01/01/2046	7,500	6,695,482
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	317	294,201
Series 2024-2, RB	4.09%	03/20/2040	17,774	16,384,849
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(c)	5.00%	01/01/2055	3,265	2,795,872
Washington State Housing Finance Commission;
Series 2025, RB (INS - BAM)(c)(e)	5.25%	07/01/2055	2,200	2,172,556
Series 2025, RB (INS - BAM)(c)(e)	5.25%	07/01/2064	5,500	5,336,932
				80,782,494
West Virginia–1.12%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(c)(k)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(c)(h)(k)	5.75%	06/01/2042	18,975	13,115,994
Series 2019 B, Ref. RB(c)(h)(k)	7.50%	06/01/2042	5,285	3,680,527
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB(c)	5.75%	06/01/2043	700	719,228
Series 2023, Ref. RB(c)	6.00%	06/01/2053	875	900,129
Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB(c)	8.45%	06/01/2053	14,920	3,071,598
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(c)	5.75%	06/01/2043	3,435	3,454,006
Series 2020, Ref. RB(c)	7.50%	06/01/2043	8,900	9,360,947
Series 2023, RB(c)	7.00%	06/01/2043	950	974,574
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	7,689,883
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, RB(b)(c)(d)	5.45%	03/27/2035	3,500	3,481,649
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB(b)(c)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB(b)(c)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(c)	8.50%	12/01/2043	16,000	14,304,889
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	8,350	8,884,500
				103,010,424
Wisconsin–3.89%
Gillett (City of), WI; Series 2021 A, RB(b)(c)	5.50%	12/01/2032	11,100	8,693,990
Public Finance Authority (KSU Bixby Real Estate Foundation LLC); Series 2025, RB	5.25%	06/15/2055	1,000	994,975
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(e)(j)	0.00%	12/15/2060	22,975	3,664,067
Wisconsin (State of) Health & Educational Facilities Authority; Series 2025, RB	6.63%	07/01/2060	1,500	1,524,579
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2032	$1,375	$1,045,411
Series 2017, Ref. RB	5.00%	08/01/2037	1,500	1,005,072
Series 2017, Ref. RB	5.00%	08/01/2039	3,750	2,413,859
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2051	2,500	2,076,797
Series 2025, RB	4.38%	08/15/2055	17,550	15,133,642
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,550	3,407,433
Series 2019, Ref. RB	5.00%	11/01/2046	9,200	8,153,961
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	5,947,124
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.13%	10/01/2059	2,750	2,696,256
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $22,504)(c)(f)(j)	0.00%	01/01/2047	156	4,457
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $19,170)(c)(f)(j)	0.00%	01/01/2048	136	3,661
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $18,374)(c)(f)(j)	0.00%	01/01/2049	134	3,373
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $17,313)(c)(f)(j)	0.00%	01/01/2050	129	3,013
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $16,572)(c)(f)(j)	0.00%	01/01/2051	127	2,789
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2052	165	3,352
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $20,134)(c)(f)(j)	0.00%	01/01/2053	163	3,117
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $18,943)(c)(f)(j)	0.00%	01/01/2054	158	2,819
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2055	154	2,598
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2056	151	2,406
Series 2005 A-1, RB(c)(k)	5.50%	07/01/2056	8,230	5,909,656
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2057	168	2,500
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2058	163	2,293
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2059	159	2,112
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2060	156	1,934
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2061	153	1,790
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2062	149	1,638
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2063	146	1,515
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2064	143	1,405
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2065	140	1,295
Series 2005 A-1, RB(c)(j)	0.00%	01/01/2066	151	1,288
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $155,714)(c)(f)(j)	0.00%	01/01/2067	1,821	14,010
Series 2012, RB	6.00%	09/01/2045	5,620	5,240,486
Series 2018, RB (INS - AGI)(e)	5.00%	07/01/2058	7,900	7,527,696
Series 2019, RB(c)	5.00%	06/15/2054	455	402,271
Series 2022, RB	6.15%	08/01/2028	7,500	4,793,602
Series 2023 B, RB(c)(j)	0.00%	07/01/2062	32,000	23,280,000
Series 2023, RB(c)	5.75%	07/01/2033	485	497,940
Series 2023, RB(c)	6.63%	07/01/2043	650	659,883
Series 2023, RB(c)	6.88%	07/01/2053	1,350	1,368,523
Series 2023, RB(c)	7.00%	07/01/2058	1,750	1,773,402
Series 2023, RB	5.75%	07/01/2062	38,069	38,160,830
Series 2024, RB(c)	12.00%	05/16/2029	5,750	6,188,140
Series 2025, RB(c)(j)	0.00%	12/15/2032	6,750	4,206,407
Series 2025, RB(c)(j)	0.00%	12/15/2041	27,028	9,487,793
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(c)	5.00%	06/01/2040	760	671,330
Series 2020 A, RB(c)	5.00%	06/01/2049	1,340	1,099,452
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(c)	6.25%	06/01/2052	13,685	13,173,338
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(c)(j)	0.00%	12/15/2038	25,000	11,102,127
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)	6.75%	08/01/2031	22,000	19,745,000
Wisconsin (State of) Public Finance Authority (Anthem/Freedom); Series 2025, RB(c)(j)	0.00%	12/15/2037	6,250	3,073,957
Wisconsin (State of) Public Finance Authority (Astro Texas Land); Series 2024, RB(d)(l)	5.50%	06/01/2025	6,648	6,648,000
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Aurora Integrated Oncology Foundation); Series 2023, RB(c)	10.00%	11/01/2038	$13,500	$15,293,136
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(c)	5.13%	06/01/2048	2,075	1,910,401
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(j)	0.00%	02/01/2031	19,324	12,840,564
Wisconsin (State of) Public Finance Authority (Candela); Series 2023, RB(c)	6.13%	12/15/2029	5,876	5,899,904
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(c)	4.75%	06/01/2029	190	185,861
Series 2019 A, RB(c)	5.25%	06/01/2039	750	685,119
Series 2019 A, RB(c)	5.50%	06/01/2049	1,940	1,724,030
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(c)	6.00%	06/15/2064	1,100	1,032,117
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB (Acquired 07/11/2022; Cost $16,975,000)(c)(f)	5.75%	06/01/2025	16,975	16,805,250
Series 2022 B, RB (Acquired 07/11/2022; Cost $1,970,000)(c)(f)	7.50%	06/01/2025	1,970	1,950,300
Wisconsin (State of) Public Finance Authority (Envision Science Academy); Series 2016 A, RB(c)	5.25%	05/01/2046	2,500	2,238,285
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	785	785,458
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,440
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(c)	6.63%	07/01/2053	600	606,929
Series 2023, RB(c)	6.75%	07/01/2058	550	558,334
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(c)(j)	0.00%	12/01/2028	17,675	13,367,237
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation, LLC );
Series 2025, RB	5.25%	06/15/2050	1,000	1,003,082
Series 2025, RB	5.50%	06/15/2055	815	813,385
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(c)(j)	0.00%	09/01/2029	5,562	4,092,578
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(c)	5.00%	12/15/2054	4,745	4,261,610
Wisconsin (State of) Public Finance Authority (Million Air Three LLC General Aviation Facilities);
Series 2024, Ref. RB(b)(c)	5.75%	09/01/2035	1,000	1,030,839
Series 2024, Ref. RB(b)(c)	6.25%	09/01/2046	4,000	4,050,888
Series 2024, Ref. RB(c)	9.75%	09/01/2054	10,000	10,554,507
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(c)	5.00%	06/15/2049	520	471,010
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(c)(j)	0.00%	12/15/2030	6,500	4,715,312
Wisconsin (State of) Public Finance Authority (Rider University); Series 2021 B, RB(c)	6.00%	07/01/2031	7,040	6,363,987
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(c)	5.38%	12/15/2032	4,326	4,325,603
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(c)	5.38%	06/01/2044	3,495	2,865,058
Series 2019 A, RB(c)	5.50%	06/01/2054	4,320	3,417,171
Series 2019, RB(c)	5.62%	06/01/2029	475	461,816
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(c)(j)	0.00%	12/15/2034	5,250	2,959,096
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022, RB(c)	5.00%	06/15/2062	4,590	3,981,168
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(c)	5.25%	03/01/2045	5,825	5,241,276
				359,667,115
Total Municipal Obligations (Cost $10,760,867,853)				10,154,858,642
U.S. Dollar Denominated Bonds & Notes–0.04%
California–0.01%
CalPlant I LLC; Exit Facility(c)(h)	15.00%	07/01/2025	3,070	602,383
Puerto Rico–0.00%
AES Puerto Rico, Inc.(h)	12.50%	03/04/2026	114	110,119
Texas–0.03%
Gladieux Metals Recycling LLC	15.00%	05/08/2026	2,855	2,740,800
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,930,575)				3,453,302
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Shares	Value
Exchange-Traded Funds–0.01%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(q)	17,000	$851,618

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(h)	76,613	0
TOTAL INVESTMENTS IN SECURITIES(r)–109.96% (Cost $10,767,671,038)		10,159,163,562
FLOATING RATE NOTE OBLIGATIONS–(12.41)%
Notes with interest and fee rates ranging from 2.32% to 2.89% at 05/31/2025 and contractual maturities of collateral ranging from 05/01/2029 to 05/15/2064(s)		(1,146,300,000)
OTHER ASSETS LESS LIABILITIES–2.45%		225,812,659
NET ASSETS–100.00%		$9,238,676,221
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $2,003,297,308, which represented 21.68% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Restricted security. The aggregate value of these securities at May 31, 2025 was $160,031,702, which represented 1.73% of the Fund’s Net Assets.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Zero coupon bond issued at a discount.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $183,638,861, which represented 1.99% of the Fund’s Net Assets.

(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $214,975,310. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF*	$877,166	$-	$-	$(25,548)	$-	$851,618	$9,702

*	Effective February 24, 2025, the underlying fund’s name changed.

(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $1,552,800,363 are held by TOB Trusts and serve as collateral for the $1,146,300,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$10,103,846,907	$51,011,735	$10,154,858,642
U.S. Dollar Denominated Bonds & Notes	—	2,740,800	712,502	3,453,302
Exchange-Traded Funds	851,618	—	—	851,618
Preferred Stocks	—	—	0	0
Total Investments in Securities	851,618	10,106,587,707	51,724,237	10,159,163,562
Other Investments - Assets
Investments Matured	—	7,362,180	10,519,946	17,882,126
Total Investments	$851,618	$10,113,949,887	$62,244,183	$10,177,045,688
Invesco Rochester® Municipal Opportunities Fund